Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.9%)
U.S. Government Securities (9.9%)
	United States Treasury Note/Bond	4.125%	9/30/27	60,000	59,663
	United States Treasury Note/Bond	1.125%	8/31/28	139,000	116,608
[1]	United States Treasury Note/Bond	1.250%	9/30/28	250,000	210,937
	United States Treasury Note/Bond	1.375%	10/31/28	175,000	148,504
	United States Treasury Note/Bond	1.500%	11/30/28	175,000	149,406
	United States Treasury Note/Bond	1.875%	2/28/29	125,000	108,750
	United States Treasury Note/Bond	2.375%	3/31/29	135,000	120,952
[1]	United States Treasury Note/Bond	2.750%	5/31/29	313,280	286,896
	United States Treasury Note/Bond	3.250%	6/30/29	20,000	18,884
	United States Treasury Note/Bond	2.625%	7/31/29	25,390	23,049
	United States Treasury Note/Bond	3.125%	8/31/29	46,850	43,907
	United States Treasury Note/Bond	4.000%	10/31/29	200,000	198,125
	United States Treasury Note/Bond	1.625%	5/15/31	291,900	241,274
[1,2,3]	United States Treasury Note/Bond	1.250%	8/15/31	500,000	397,578
[1]	United States Treasury Note/Bond	1.375%	11/15/31	250,000	199,531
[1]	United States Treasury Note/Bond	1.875%	2/15/32	300,000	249,516
	United States Treasury Note/Bond	2.750%	8/15/32	255,200	228,404
Total U.S. Government and Agency Obligations (Cost $3,185,034)					2,801,984
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,607	3,459
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	2,627	2,473
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,022
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,016
[5]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	9,460	9,422
[5]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	7,240	7,095
[4,5,6]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	13,621	12,297
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	2,150	2,105
[4,5]	BAMLL Commercial Mortgage Securities Trust Class ANM Series 2019-BPR	3.112%	11/5/32	12,800	11,788
[5]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,409
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.339%	9/15/48	360	319
[5]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	7,060	5,960
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	7,350	6,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,518
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	6,629	5,893
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,270	4,742
[5,6]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	3,960	3,676
[5,6]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	4,985	4,601
[5]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	11,404	10,138
[5]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	12,720	11,185
[5,6]	BANK Class A4 Series 2022-BNK40	3.394%	3/15/64	4,030	3,386
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,990	3,593
[5]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	7,200	6,533
[5]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	1,310	1,161
[5]	BANK Class ASB Series 2018-BNK14	4.185%	9/15/60	2,205	2,107
[5]	BANK Class ASB Series 2019-BN23	2.846%	12/15/52	9,970	8,927
[5]	BANK Class ASB Series 2019-BNK17	3.623%	4/15/52	1,437	1,335
[5,6]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/55	3,830	3,540
[5]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	7,285	5,983
[5]	BBCMS Mortgage Trust Class A5 Series 2022-C17 Class A5	4.441%	9/15/55	4,250	3,878
[5]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,365
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	6,261
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,112
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	4,630	4,194
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	5,040	4,602
[5]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	11,750	9,827
[5]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	13,660	11,240
[5,6]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	8,500	7,726
[5]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	6,735	6,032
[5,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	2,350	2,087
[5]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	1,532	1,424
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	5,490	4,507
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	1,746	1,738
[5]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	11,550	9,630
[5]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	2,010	2,007
[5]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	1,360	1,355
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	2,900	2,679
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	18,170	16,338
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,765	5,275
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,239
[5]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	5,045	4,755
[5]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	2,341	2,112
[5]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	1,180	1,040
[5]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	2,200	1,959
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,940	2,587
[5,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	820	724
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	5,510	4,682
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.850%	8/15/51	1,350	1,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	849
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/10/47	416	408
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,363
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	10,900	9,149
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	2,470	2,328
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	6,425	5,781
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	3,770	3,388
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	374
[5]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	2,020	1,919
[5,6]	Citigroup Commercial Mortgage Trust Class AS Series 2017-P8	3.789%	9/15/50	750	669
[5,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	800	751
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,150	2,735
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.427%	7/10/47	1,250	1,162
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	900	804
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.263%	9/15/50	2,220	1,875
[5]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	491
[5]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	213	213
[5]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	2,257	2,229
[5]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	11	11
[5]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	94	94
[5]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	925	898
[5,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	1,760	1,743
[5]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	1,290	1,236
[5]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	161
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,400	1,389
[4,5,6]	COMM Mortgage Trust Class C Series 2013-CR9	4.290%	7/10/45	2,780	2,637
[5,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.449%	10/10/48	1,760	1,565
[5]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	15,250	12,420
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	1,558	1,429
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.360%	8/15/48	2,160	1,845
[5]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	5,600	5,198
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	5,540	4,984
[5]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	2,980	2,564
[5]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	4,604	4,561
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	4.386%	10/25/56	2,755	2,723
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	1,561	1,459
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	3,900	3,588
[4,5]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	4,390	4,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	2,530	2,353
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,391
[4,5]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	2,700	2,663
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,679
[5]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	560	499
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	760	679
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,106
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	530	483
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	500	433
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	900	768
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	6,680	5,813
[5,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	979
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	5,920	5,431
[5]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	2,220	1,983
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	2,813
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	6,528	5,662
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	7,000	5,843
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	18,170	15,069
[5]	GS Mortgage Securities Trust Class AAB Series 2020-GC45	2.843%	2/13/53	7,336	6,568
[5]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	549
[5,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	6,520	6,181
[5,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	1,550	1,524
[5,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.511%	9/10/47	2,610	2,440
[4,5,6]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.073%	7/10/46	1,210	1,101
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.532%	9/10/47	4,615	4,167
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	2,610	2,344
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	1,120	1,016
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	1,120	998
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	270	261
[4,5]	Hertz Vehicle Financing LLC Class A Series 2021-2A	1.680%	12/27/27	3,190	2,700
[4,5]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	5,810	4,878
[4,5]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	4,750	4,187
[5]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	530	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	1,270	1,125
[5]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	1,350	1,185
[4,5,6]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	4.112%	3/17/37	7,817	7,662
[4,5,6]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	4.362%	3/17/37	2,250	2,219
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	389	383
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	286	283
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	3,223	3,165
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.939%	12/15/46	2,135	2,094
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.076%	1/15/46	2,550	2,495
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.003%	12/15/46	960	934
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.672%	11/15/43	910	813
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	760	744
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	3,680	3,571
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	915	902
[5,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.026%	7/15/45	5,000	4,927
[5,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	600	580
[5,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	2,245	2,094
[5,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.788%	2/15/47	2,500	2,398
[5,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.788%	2/15/47	2,500	2,320
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	4,890	4,486
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	6,680	6,150
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	3,740	3,397
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	4,680	4,223
[5]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	2,840	2,589
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	138
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	1,671
[5,6]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	3,600	3,174
[4,5,6]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	3,100	3,095
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	865	855
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	1,096	1,087
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	2,222	2,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	5,070	4,714
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	1,580	1,528
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	2,630	2,517
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	1,940	1,915
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	400	391
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	1,097	1,092
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	1,880	1,860
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	6,550	5,903
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,000	1,990
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	1,600	1,551
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	935	894
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	1,380	1,313
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.316%	6/15/47	5,890	5,577
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.070%	7/15/46	1,830	1,651
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.892%	4/15/47	1,140	1,079
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.749%	6/15/47	2,400	2,217
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.728%	5/15/49	2,440	2,190
[5]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	3,506	3,149
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	3,670	3,356
[4,5]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	2,216	2,078
[5]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	8,300	7,509
[5]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	5,260	4,737
[5]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	2,778	2,488
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,464
[5,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.580%	12/15/48	1,610	1,387
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,679	3,295
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	1,696	1,646
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	2,497	2,415
[4,5]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	10,878	10,371
[4,5]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	4,156	3,917
[4,5]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	3,975	3,166
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	5,780	4,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	4.292%	1/16/60	737	735
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	4.489%	6/20/60	594	591
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	4.393%	8/18/60	338	336
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	4.536%	11/25/65	4,306	4,264
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	480	424
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	359	341
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	210	189
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	250	234
[4,5,6]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.993%	12/5/59	1,078	1,075
[4,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	4.150%	4/10/50	242	241
[4,5,6]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	4.100%	11/10/49	144	144
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	870	844
[5]	Santander Drive Auto Receivables Trust Class B Series 2022-3	4.130%	8/16/27	1,700	1,652
[5]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	1,590	1,521
[5]	Santander Drive Auto Receivables Trust Class C Series 2022-3	4.490%	8/15/29	2,910	2,694
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,037
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	1,325	1,276
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	3,868	3,681
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	5,222	5,014
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	7,497	6,992
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	4.536%	1/25/39	133	132
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	4.186%	7/25/40	69	68
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-B	2.740%	10/25/32	57	56
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	61	61
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	1,497	1,449
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	494	486
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	1,375	1,321
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,800	2,657
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2022-1A	3.820%	4/25/35	1,670	1,554
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	2,760	2,554
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,673	5,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	2,287	2,101
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	211	199
[5]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	1,160	1,148
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	4,470	3,963
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	2,600	2,319
[5,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	2,773	2,737
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	2,190	2,029
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	4,270	3,825
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,880	2,598
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	2,466
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,023
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,013
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,017
[5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	669
[5,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	2,250	2,090
[5,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	2,045	1,900
[5]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	3,250	3,060
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	1,177
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	938
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.556%	9/15/58	5,225	4,660
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	12,380	10,197
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	4,640	4,401
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	611	599
[5,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	2,378	2,320
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,220	2,188
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	664
[5,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.866%	12/15/46	1,085	1,054
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,162
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	1,274
[5]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	510	460
[5]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	2,240	2,025
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $842,352)					749,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (83.2%)
Communications (7.3%)
	Activision Blizzard Inc.	1.350%	9/15/30	20,703	15,721
[4]	America Movil SAB de CV	5.375%	4/4/32	18,044	15,324
	AT&T Inc.	1.650%	2/1/28	46,893	38,689
	AT&T Inc.	4.100%	2/15/28	14,733	13,780
	AT&T Inc.	4.350%	3/1/29	21,556	20,011
	AT&T Inc.	4.300%	2/15/30	58,644	53,532
	AT&T Inc.	2.750%	6/1/31	62,000	49,609
	AT&T Inc.	2.250%	2/1/32	17,000	12,786
[7]	AT&T Inc.	7.000%	4/30/40	200	255
	Booking Holdings Inc.	4.625%	4/13/30	35,630	33,601
[8]	British Telecommunications plc	1.750%	3/10/26	1,000	924
	British Telecommunications plc	5.125%	12/4/28	23,102	21,200
[4]	British Telecommunications plc	3.250%	11/8/29	30,000	23,966
[4]	Cable One Inc.	4.000%	11/15/30	2,615	2,125
	CBS Corp.	4.200%	6/1/29	2,000	1,746
	CBS Corp.	7.875%	7/30/30	304	317
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	2,308	2,083
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	5,920	5,484
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	5,885	4,903
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	54,533	48,810
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	28,980	22,812
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	34,184	31,472
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	24,025	18,242
[7]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	780	581
[4]	Cogent Communications Group Inc.	7.000%	6/15/27	2,230	2,131
[8]	Comcast Corp.	0.000%	9/14/26	9,200	7,958
	Comcast Corp.	3.150%	2/15/28	35,747	32,239
	Comcast Corp.	3.550%	5/1/28	15,000	13,720
	Comcast Corp.	4.150%	10/15/28	81,690	76,643
	Comcast Corp.	2.650%	2/1/30	15,290	12,775
	Comcast Corp.	3.400%	4/1/30	72,518	63,826
	Comcast Corp.	4.250%	10/15/30	6,753	6,208
	Comcast Corp.	1.950%	1/15/31	25,500	19,759
	Comcast Corp.	1.500%	2/15/31	12,000	8,944
	Comcast Corp.	5.500%	11/15/32	19,840	19,715
[7]	Comcast Corp.	1.875%	2/20/36	2,400	1,897
	Comcast Corp.	2.800%	1/15/51	5,000	2,971
	Comcast Corp.	2.937%	11/1/56	5,000	2,896
[4]	Cox Communications Inc.	2.600%	6/15/31	30,000	22,971
[4]	Cox Communications Inc.	4.500%	6/30/43	2,700	2,071
[4]	CSC Holdings LLC	5.375%	2/1/28	1,980	1,826
[4]	CSC Holdings LLC	6.500%	2/1/29	2,790	2,627
[4]	CSC Holdings LLC	4.625%	12/1/30	2,527	1,821
[4]	CSC Holdings LLC	3.375%	2/15/31	1,465	1,063
[8]	Deutsche Telekom International Finance BV	0.875%	1/30/24	1,000	965
[4]	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	8,777
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	3,259	2,933
	Discovery Communications LLC	3.950%	3/20/28	19,696	17,092
	Discovery Communications LLC	3.625%	5/15/30	25,186	20,346
[4]	DISH DBS Corp.	5.250%	12/1/26	1,835	1,593
[4]	DISH DBS Corp.	5.750%	12/1/28	1,119	903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DISH DBS Corp.	5.125%	6/1/29	2,245	1,517
	Electronic Arts Inc.	1.850%	2/15/31	49,437	38,116
	Expedia Group Inc.	3.800%	2/15/28	43,363	38,553
	Expedia Group Inc.	3.250%	2/15/30	5,020	4,049
	Expedia Group Inc.	2.950%	3/15/31	7,278	5,529
	Fox Corp.	4.709%	1/25/29	53,820	50,102
	Fox Corp.	3.500%	4/8/30	24,000	20,364
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	805	747
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,180	1,907
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	2,458	1,920
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	330
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	16,016	12,050
[4]	Level 3 Financing Inc.	4.625%	9/15/27	2,028	1,765
[4]	Level 3 Financing Inc.	4.250%	7/1/28	545	449
[4]	Level 3 Financing Inc.	3.625%	1/15/29	1,920	1,465
[4]	Magallanes Inc.	4.054%	3/15/29	24,530	20,861
[4]	Magallanes Inc.	4.279%	3/15/32	64,260	51,933
[4]	Meta Platforms Inc.	3.850%	8/15/32	68,635	58,521
[4]	Netflix Inc.	3.625%	6/15/25	4,810	4,578
	Netflix Inc.	4.875%	4/15/28	25,069	23,829
	Netflix Inc.	5.875%	11/15/28	5,935	5,896
	Netflix Inc.	6.375%	5/15/29	11,566	11,796
[4]	News Corp.	3.875%	5/15/29	4,843	4,164
[4]	Nexstar Media Inc.	5.625%	7/15/27	3,753	3,533
[4]	Nexstar Media Inc.	4.750%	11/1/28	2,340	2,053
[4]	NTT Finance Corp.	2.065%	4/3/31	4,955	3,812
	Omnicom Group Inc.	2.450%	4/30/30	10,000	7,969
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,800
	Omnicom Group Inc.	2.600%	8/1/31	40,000	31,345
	Paramount Global Inc.	3.700%	6/1/28	27,005	23,764
	Paramount Global Inc.	4.950%	1/15/31	44,871	39,217
	Paramount Global Inc.	4.200%	5/19/32	3,000	2,402
[4]	Rogers Communications Inc.	3.800%	3/15/32	28,616	24,341
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	1,858	1,510
[4]	Scripps Escrow Inc.	5.875%	7/15/27	1,843	1,669
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	585	523
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,665
	Sprint Corp.	7.125%	6/15/24	5,555	5,642
	Sprint Corp.	7.625%	3/1/26	5,777	6,019
	Take-Two Interactive Software Inc.	4.000%	4/14/32	16,475	14,201
	T-Mobile USA Inc.	2.050%	2/15/28	4,339	3,599
	T-Mobile USA Inc.	2.625%	2/15/29	42,545	35,306
	T-Mobile USA Inc.	3.375%	4/15/29	31,773	27,501
	T-Mobile USA Inc.	3.875%	4/15/30	124,735	110,373
	T-Mobile USA Inc.	2.550%	2/15/31	10,000	7,905
	T-Mobile USA Inc.	2.875%	2/15/31	28,810	23,205
	T-Mobile USA Inc.	3.500%	4/15/31	45,000	38,079
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	20,082
[4]	Univision Communications Inc.	7.375%	6/30/30	1,841	1,793
[8]	Verizon Communications Inc.	3.250%	2/17/26	5,252	5,126
	Verizon Communications Inc.	2.100%	3/22/28	93,343	78,465
	Verizon Communications Inc.	4.329%	9/21/28	40,128	37,663
	Verizon Communications Inc.	3.875%	2/8/29	1,000	909
	Verizon Communications Inc.	4.016%	12/3/29	52,000	46,979
	Verizon Communications Inc.	3.150%	3/22/30	30,626	25,959
	Verizon Communications Inc.	1.500%	9/18/30	10,107	7,510
	Verizon Communications Inc.	1.680%	10/30/30	19,550	14,551
[8]	Verizon Communications Inc.	4.250%	10/31/30	1,210	1,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	1.750%	1/20/31	36,784	27,349
	Verizon Communications Inc.	2.550%	3/21/31	72,741	57,461
	Verizon Communications Inc.	2.355%	3/15/32	86,342	65,378
[8]	Verizon Communications Inc.	2.875%	1/15/38	1,400	1,143
[4]	Videotron Ltd.	3.625%	6/15/29	2,618	2,195
	Vodafone Group plc	4.375%	5/30/28	38,026	35,785
[8]	Vodafone Group plc	2.875%	11/20/37	200	163
[8]	Vodafone Group plc	2.500%	5/24/39	3,660	2,706
	Vodafone Group plc	4.125%	6/4/81	16,278	11,543
[4]	VZ Secured Financing BV	5.000%	1/15/32	2,228	1,787
	Walt Disney Co.	2.200%	1/13/28	5,160	4,490
	Walt Disney Co.	2.000%	9/1/29	44,664	36,466
[4]	WMG Acquisition Corp.	3.750%	12/1/29	7,825	6,604
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	3,265	2,522
					2,068,360
Consumer Discretionary (4.9%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,167	1,027
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	3,469	3,049
	Amazon.com Inc.	1.650%	5/12/28	40,000	33,791
	Amazon.com Inc.	1.500%	6/3/30	23,961	18,739
	Amazon.com Inc.	2.100%	5/12/31	38,500	30,825
	Amazon.com Inc.	3.600%	4/13/32	8,000	7,159
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,670	1,370
	American Honda Finance Corp.	1.800%	1/13/31	20,000	15,323
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	3,711
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	625	504
	AutoZone Inc.	4.000%	4/15/30	29,868	26,856
	AutoZone Inc.	1.650%	1/15/31	39,857	29,520
	AutoZone Inc.	4.750%	8/1/32	15,000	13,987
	Bath & Body Works Inc.	7.500%	6/15/29	2,070	1,963
[4]	BMW US Capital LLC	2.550%	4/1/31	20,000	15,867
	Boyd Gaming Corp.	4.750%	12/1/27	4,233	3,879
[4]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	2,144	2,096
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	3,702	3,085
[4]	Carnival Corp.	5.750%	3/1/27	6,257	4,342
[4]	Carnival Corp.	4.000%	8/1/28	3,216	2,595
	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	820	832
[4]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	2,931	2,911
[4]	Churchill Downs Inc.	5.500%	4/1/27	2,677	2,561
[4]	Churchill Downs Inc.	4.750%	1/15/28	6,159	5,456
[4]	Clarios Global LP	6.750%	5/15/25	585	586
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	2,828	2,781
	Dana Inc.	4.500%	2/15/32	5,256	4,001
	eBay Inc.	2.700%	3/11/30	36,017	29,312
	eBay Inc.	2.600%	5/10/31	20,000	15,658
	Ford Motor Credit Co. LLC	4.950%	5/28/27	6,205	5,685
	Ford Motor Credit Co. LLC	4.125%	8/17/27	580	515
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,780	2,412
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,010	1,632
	Ford Motor Credit Co. LLC	2.900%	2/10/29	6,379	5,013
	Ford Motor Credit Co. LLC	4.000%	11/13/30	1,627	1,319
	Ford Motor Credit Co. LLC	3.625%	6/17/31	5,986	4,626
	General Motors Co.	4.200%	10/1/27	25,424	23,270
	General Motors Co.	6.800%	10/1/27	10,000	10,136
	General Motors Co.	5.000%	10/1/28	17,675	16,377
	General Motors Co.	5.400%	10/15/29	25,000	23,172
	General Motors Co.	5.600%	10/15/32	20,000	18,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	6.050%	10/10/25	36,000	35,722
	General Motors Financial Co. Inc.	3.850%	1/5/28	464	409
	General Motors Financial Co. Inc.	2.400%	4/10/28	30,168	24,448
	General Motors Financial Co. Inc.	2.400%	10/15/28	6,000	4,738
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	12,277
	General Motors Financial Co. Inc.	3.100%	1/12/32	22,500	17,143
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,443	1,252
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	2,632	2,540
	Home Depot Inc.	1.500%	9/15/28	18,090	14,933
	Home Depot Inc.	3.900%	12/6/28	18,511	17,482
	Home Depot Inc.	2.950%	6/15/29	80,075	70,634
	Home Depot Inc.	2.700%	4/15/30	21,645	18,400
	Home Depot Inc.	1.375%	3/15/31	10,000	7,482
	Home Depot Inc.	1.875%	9/15/31	32,630	25,209
	Home Depot Inc.	3.250%	4/15/32	24,815	21,380
	Home Depot Inc.	4.500%	9/15/32	12,155	11,522
	Home Depot Inc.	2.750%	9/15/51	3,000	1,832
	Home Depot Inc.	3.500%	9/15/56	2,500	1,705
	Honda Motor Co. Ltd.	2.967%	3/10/32	21,035	17,419
	Hyatt Hotels Corp.	6.000%	4/23/30	553	527
[4]	International Game Technology plc	6.250%	1/15/27	385	381
	KB Home	7.250%	7/15/30	2,233	2,064
	Lennar Corp.	5.000%	6/15/27	19,420	18,262
	Lennar Corp.	4.750%	11/29/27	14,128	13,073
[4]	Lithia Motors Inc.	4.625%	12/15/27	1,632	1,471
[4]	Lithia Motors Inc.	3.875%	6/1/29	7,084	5,736
[4]	Lithia Motors Inc.	4.375%	1/15/31	100	81
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	522
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,285
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	412
	Lowe's Cos. Inc.	1.300%	4/15/28	48,038	38,934
	Lowe's Cos. Inc.	1.700%	9/15/28	19,610	16,033
	Lowe's Cos. Inc.	3.650%	4/5/29	25,404	22,852
	Lowe's Cos. Inc.	1.700%	10/15/30	25,190	18,971
	Lowe's Cos. Inc.	2.625%	4/1/31	17,000	13,608
	Lowe's Cos. Inc.	3.750%	4/1/32	36,090	31,137
	Magna International Inc.	2.450%	6/15/30	35,820	28,688
	Marriott International Inc.	4.625%	6/15/30	49,345	44,337
	Marriott International Inc.	2.850%	4/15/31	35,554	27,710
[4]	Mattel Inc.	3.375%	4/1/26	1,488	1,363
[4]	Mattel Inc.	5.875%	12/15/27	1,455	1,415
	McDonald's Corp.	2.625%	9/1/29	43,736	37,381
	McDonald's Corp.	2.125%	3/1/30	15,311	12,470
[7]	McDonald's Corp.	3.750%	5/31/38	1,800	1,710
	McDonald's Corp.	4.200%	4/1/50	5,000	3,915
[4]	Meritage Homes Corp.	3.875%	4/15/29	8,270	6,704
[4]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	1,113	863
[4]	NCL Corp Ltd.	7.750%	2/15/29	1,040	829
[4]	NCL Corp. Ltd.	5.875%	2/15/27	1,840	1,644
	Newell Brands Inc.	4.450%	4/1/26	252	234
	Newell Brands Inc.	6.375%	9/15/27	250	245
	Newell Brands Inc.	6.625%	9/15/29	545	533
[4]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	15,835	11,401
	O'Reilly Automotive Inc.	3.900%	6/1/29	18,000	16,277
	O'Reilly Automotive Inc.	1.750%	3/15/31	7,250	5,387
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,484
[4]	Penn National Gaming Inc.	5.625%	1/15/27	580	528
[8]	Richemont International Holding SA	2.000%	3/26/38	300	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	390	420
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	436	435
	Starbucks Corp.	4.000%	11/15/28	359	333
	Starbucks Corp.	3.550%	8/15/29	10,131	9,120
	Starbucks Corp.	2.250%	3/12/30	13,250	10,732
	Starbucks Corp.	2.550%	11/15/30	24,866	20,307
[4]	Studio City Co. Ltd.	7.000%	2/15/27	1,403	1,122
	TJX Cos. Inc.	3.875%	4/15/30	29,686	27,002
	Toll Brothers Finance Corp.	4.350%	2/15/28	31,758	27,681
	Toll Brothers Finance Corp.	3.800%	11/1/29	22,966	18,596
[8]	Toyota Finance Australia Ltd.	2.280%	10/21/27	400	372
	Toyota Motor Credit Corp.	1.900%	4/6/28	27,000	22,859
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	30,706
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	22,216
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	3,809
	Toyota Motor Credit Corp.	1.900%	9/12/31	27,000	20,603
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	11,942
[8]	Toyota Motor Finance Netherlands BV	3.070%	10/27/25	400	358
[4]	Vail Resorts Inc.	6.250%	5/15/25	7,771	7,732
[4]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	19,500	15,612
[8]	Volkswagen Leasing GmbH	0.375%	7/20/26	14,052	12,176
	Whirlpool Corp.	4.750%	2/26/29	22,000	20,500
	Whirlpool Corp.	2.400%	5/15/31	15,000	11,311
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,375	3,850
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.750%	4/15/25	2,228	2,172
					1,403,291
Consumer Staples (5.7%)
[4]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	29,464	26,360
	Altria Group Inc.	4.800%	2/14/29	39,300	36,179
	Altria Group Inc.	3.400%	5/6/30	33,835	27,491
	Altria Group Inc.	2.450%	2/4/32	27,412	19,483
[8]	Anheuser-Busch InBev SA NV	2.000%	1/23/35	400	317
[7]	Anheuser-Busch InBev SA NV	2.850%	5/25/37	4,400	3,718
[8]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	1,000	905
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	18,830	17,798
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	85,521	83,276
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	49,890	44,558
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	35,000	34,351
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,000	1,633
	Archer-Daniels-Midland Co.	2.900%	3/1/32	20,000	16,711
	BAT Capital Corp.	2.259%	3/25/28	28,184	22,303
	BAT Capital Corp.	3.462%	9/6/29	40,690	32,848
	BAT Capital Corp.	4.906%	4/2/30	5,000	4,371
	BAT Capital Corp.	2.726%	3/25/31	43,478	31,811
	BAT Capital Corp.	4.742%	3/16/32	5,000	4,192
	BAT International Finance plc	4.448%	3/16/28	50,000	44,370
	Campbell Soup Co.	4.150%	3/15/28	11,139	10,460
	Campbell Soup Co.	2.375%	4/24/30	19,700	15,779
	Cargill Inc.	5.125%	10/11/32	7,925	7,733
[8]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	8,700	7,176
	Coca-Cola Co.	3.450%	3/25/30	10,813	9,787
	Coca-Cola Co.	1.650%	6/1/30	10,000	7,953
	Coca-Cola Co.	2.000%	3/5/31	34,575	27,805
	Coca-Cola Co.	1.375%	3/15/31	10,000	7,614
[8]	Coca-Cola Co.	0.950%	5/6/36	400	283
	Colgate-Palmolive Co.	3.250%	8/15/32	22,180	19,553
[8]	Colgate-Palmolive Co.	0.875%	11/12/39	500	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	3.600%	2/15/28	9,610	8,723
	Constellation Brands Inc.	4.650%	11/15/28	37,806	35,781
	Constellation Brands Inc.	3.150%	8/1/29	75,705	64,843
	Constellation Brands Inc.	2.875%	5/1/30	14,970	12,381
	Constellation Brands Inc.	2.250%	8/1/31	14,709	11,286
	Costco Wholesale Corp.	1.600%	4/20/30	63,935	51,010
	Costco Wholesale Corp.	1.750%	4/20/32	8,789	6,740
	Diageo Capital plc	3.875%	5/18/28	8,000	7,495
	Diageo Capital plc	2.375%	10/24/29	19,465	16,118
	Diageo Capital plc	2.000%	4/29/30	11,765	9,347
	Diageo Capital plc	5.500%	1/24/33	11,755	11,864
[7]	Diageo Finance plc	2.750%	6/8/38	2,300	1,971
	Dollar General Corp.	3.500%	4/3/30	29,752	25,996
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,802	3,161
[4]	Energizer Holdings Inc.	4.375%	3/31/29	3,710	3,002
	Estee Lauder Cos. Inc.	2.375%	12/1/29	15,250	12,748
	General Mills Inc.	4.200%	4/17/28	21,570	20,424
	General Mills Inc.	2.875%	4/15/30	22,125	18,697
	General Mills Inc.	2.250%	10/14/31	4,960	3,850
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	65,000	56,381
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	30,070	25,373
	Hershey Co.	1.700%	6/1/30	5,000	3,906
	Hormel Foods Corp.	1.700%	6/3/28	9,121	7,680
	Hormel Foods Corp.	1.800%	6/11/30	16,695	13,274
[4]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.125%	2/1/28	25,000	23,386
[4]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.750%	4/1/33	15,000	13,514
	JM Smucker Co.	3.375%	12/15/27	32,727	29,606
	Kellogg Co.	4.300%	5/15/28	16,000	15,090
	Kellogg Co.	2.100%	6/1/30	25,364	19,996
	Kellogg Co.	7.450%	4/1/31	568	618
	Keurig Dr Pepper Inc.	3.950%	4/15/29	9,865	8,982
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20,000	16,965
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,318
	Keurig Dr Pepper Inc.	4.050%	4/15/32	37,860	33,210
	Keurig Dr Pepper Inc.	4.500%	4/15/52	12,500	9,754
	Kimberly-Clark Corp.	3.950%	11/1/28	5,500	5,178
	Kimberly-Clark Corp.	3.100%	3/26/30	10,000	8,756
	Kraft Heinz Foods Co.	3.750%	4/1/30	10,379	9,211
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,248	1,870
	Kroger Co.	2.200%	5/1/30	30,618	24,053
	Kroger Co.	1.700%	1/15/31	3,875	2,874
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,534	2,373
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	967
	Mondelez International Inc.	2.750%	4/13/30	29,469	24,503
	Mondelez International Inc.	1.500%	2/4/31	26,471	19,490
[8]	Nestle Finance International Ltd.	1.500%	4/1/30	500	441
[4]	Nestle Holdings Inc.	1.500%	9/14/28	6,500	5,351
[4]	Nestle Holdings Inc.	3.625%	9/24/28	15,694	14,633
[7]	Pepsico Inc.	3.550%	7/22/34	2,600	2,621
[8]	PepsiCo Inc.	0.500%	5/6/28	1,000	857
	PepsiCo Inc.	2.625%	7/29/29	8,065	6,992
	PepsiCo Inc.	2.750%	3/19/30	40,112	34,709
	PepsiCo Inc.	1.625%	5/1/30	18,355	14,610
	PepsiCo Inc.	1.950%	10/21/31	8,570	6,789
	PepsiCo Inc.	3.900%	7/18/32	12,800	11,857
[4]	Performance Food Group Inc.	6.875%	5/1/25	765	763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Performance Food Group Inc.	5.500%	10/15/27	2,701	2,571
[4]	Performance Food Group Inc.	4.250%	8/1/29	525	447
	Philip Morris International Inc.	3.125%	3/2/28	20,382	17,813
	Philip Morris International Inc.	3.375%	8/15/29	11,460	9,802
	Philip Morris International Inc.	2.100%	5/1/30	19,800	15,115
[8]	Procter & Gamble Co.	0.625%	10/30/24	1,500	1,422
[8]	Procter & Gamble Co.	1.200%	10/30/28	500	444
	Sysco Corp.	2.400%	2/15/30	13,391	10,838
	Sysco Corp.	5.950%	4/1/30	39,069	39,853
	Target Corp.	2.350%	2/15/30	18,090	14,963
	Target Corp.	2.650%	9/15/30	6,067	5,081
	Tyson Foods Inc.	4.350%	3/1/29	11,113	10,437
	Unilever Capital Corp.	2.125%	9/6/29	43,983	36,281
[8]	Walmart Inc.	4.875%	9/21/29	500	535
	Walmart Inc.	1.800%	9/22/31	6,500	5,144
	Walmart Inc.	4.150%	9/9/32	75,000	71,007
					1,613,291
Energy (6.6%)
[4]	Antero Resources Corp.	5.375%	3/1/30	1,977	1,830
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	25,339	22,722
[7]	BG Energy Capital plc	5.000%	11/4/36	1,400	1,468
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	3,969
[4]	Bonanza Creek Energy Inc.	5.000%	10/15/26	1,569	1,446
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	8,068
	BP Capital Markets America Inc.	4.234%	11/6/28	26,842	25,269
	BP Capital Markets America Inc.	1.749%	8/10/30	35,390	27,436
	BP Capital Markets America Inc.	2.721%	1/12/32	63,000	51,143
	BP Capital Markets America Inc.	2.939%	6/4/51	5,000	3,088
	BP Capital Markets America Inc.	3.379%	2/8/61	3,000	1,910
[8]	BP Capital Markets plc	2.519%	4/7/28	200	185
	BP Capital Markets plc	3.723%	11/28/28	18,250	16,665
	Canadian Natural Resources Ltd.	2.950%	7/15/30	36,700	30,208
	Cenovus Energy Inc.	2.650%	1/15/32	17,000	13,133
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	22,749	19,878
	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,440
	Cheniere Energy Partners LP	4.000%	3/1/31	3,235	2,730
	Cheniere Energy Partners LP	3.250%	1/31/32	1,563	1,216
	Chevron Corp.	2.236%	5/11/30	16,050	13,326
	Chevron USA Inc.	3.850%	1/15/28	25,037	23,746
	Chevron USA Inc.	3.250%	10/15/29	24,000	21,535
	Chevron USA Inc.	2.343%	8/12/50	6,000	3,553
[4]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	993
	CNX Resources Corp.	7.375%	1/15/31	828	822
[4]	Colgate Energy Partners III LLC	7.750%	2/15/26	1,445	1,440
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	3,851	3,594
	ConocoPhillips Co.	6.950%	4/15/29	41,876	45,512
	ConocoPhillips Co.	3.800%	3/15/52	3,000	2,246
	Continental Resources Inc.	4.375%	1/15/28	6,175	5,531
[4]	Coterra Energy Inc.	4.375%	3/15/29	30,923	28,483
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,365	1,320
[4]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	1,220	1,117
	DCP Midstream Operating LP	5.625%	7/15/27	988	959
	DCP Midstream Operating LP	5.125%	5/15/29	12,702	11,913
	Devon Energy Corp.	5.250%	10/15/27	3,389	3,364
	Devon Energy Corp.	5.875%	6/15/28	1,141	1,137
	Devon Energy Corp.	4.500%	1/15/30	28,745	26,297
	Diamondback Energy Inc.	3.500%	12/1/29	16,529	14,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	3.125%	3/24/31	34,730	28,529
[4]	DT Midstream Inc.	4.125%	6/15/29	3,254	2,812
[4]	DT Midstream Inc.	4.375%	6/15/31	2,395	2,018
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	13,433
	Empresa Nacional del Petroleo	3.750%	8/5/26	19,530	17,333
	Empresa Nacional del Petroleo	5.250%	11/6/29	36,480	33,560
	Enable Midstream Partners LP	4.950%	5/15/28	31,246	28,975
	Enable Midstream Partners LP	4.150%	9/15/29	37,887	32,959
	Enbridge Inc.	3.125%	11/15/29	15,998	13,648
	Enbridge Inc.	7.625%	1/15/83	10,000	9,627
[4]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,599
	Energy Transfer LP	5.250%	4/15/29	29,465	27,613
	Energy Transfer LP	3.750%	5/15/30	10,487	8,918
[4]	EnLink Midstream LLC	5.625%	1/15/28	915	877
	EnLink Midstream LLC	5.375%	6/1/29	2,020	1,864
	Enterprise Products Operating LLC	4.150%	10/16/28	24,500	22,569
	Enterprise Products Operating LLC	3.125%	7/31/29	15,250	13,114
	Enterprise Products Operating LLC	2.800%	1/31/30	17,897	14,939
	Enterprise Products Operating LLC	5.250%	8/16/77	10,000	7,806
[4]	EQM Midstream Partners LP	7.500%	6/1/27	1,065	1,054
[4]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,539
	EQM Midstream Partners LP	5.500%	7/15/28	2,078	1,860
[4]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,005
	EQT Corp.	3.900%	10/1/27	30,000	26,963
	EQT Corp.	5.000%	1/15/29	6,550	6,086
	EQT Corp.	7.000%	2/1/30	5,000	5,130
[4]	EQT Corp.	3.625%	5/15/31	11,658	9,701
	Equinor ASA	3.950%	5/15/43	3,191	2,530
[8]	Exxon Mobil Corp.	0.524%	6/26/28	800	677
	Exxon Mobil Corp.	3.482%	3/19/30	65,105	59,141
	Exxon Mobil Corp.	2.610%	10/15/30	52,186	44,188
	Exxon Mobil Corp.	3.095%	8/16/49	1,052	716
	Exxon Mobil Corp.	3.452%	4/15/51	5,000	3,566
	Helmerich & Payne Inc.	2.900%	9/29/31	26,930	21,100
[4]	Hess Midstream Operations LP	5.500%	10/15/30	768	692
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	636
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	750
	KazMunayGas National Co. JSC	4.750%	4/19/27	5,000	4,348
[4]	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	3,895
	KazTransGas JSC	4.375%	9/26/27	2,627	2,149
	Kinder Morgan Inc.	4.300%	3/1/28	31,386	29,340
	Kinder Morgan Inc.	2.000%	2/15/31	5,000	3,755
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,078
	Magellan Midstream Partners LP	3.250%	6/1/30	3,607	3,019
	Marathon Petroleum Corp.	3.800%	4/1/28	13,175	11,832
[4]	MEG Energy Corp.	5.875%	2/1/29	400	383
	MPLX LP	4.250%	12/1/27	6,700	6,185
	MPLX LP	2.650%	8/15/30	51,530	40,577
	MPLX LP	4.950%	9/1/32	12,000	10,869
	Nustar Logistics LP	5.750%	10/1/25	635	616
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,341
	Occidental Petroleum Corp.	5.500%	12/1/25	600	602
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,595
	Occidental Petroleum Corp.	6.375%	9/1/28	9,328	9,452
	Occidental Petroleum Corp.	6.125%	1/1/31	1,574	1,580
	Occidental Petroleum Corp.	7.500%	5/1/31	4,092	4,399
	ONEOK Inc.	4.550%	7/15/28	27,710	25,174
	ONEOK Inc.	4.350%	3/15/29	4,183	3,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	3.400%	9/1/29	29,767	24,904
	ONEOK Inc.	3.100%	3/15/30	6,129	4,959
	ONEOK Inc.	6.350%	1/15/31	5,438	5,371
	Ovintiv Inc.	7.200%	11/1/31	1,750	1,786
	Ovintiv Inc.	7.375%	11/1/31	12,232	12,682
[4]	Parkland Corp.	4.500%	10/1/29	2,435	2,050
	Petroleos del Peru SA	5.625%	6/19/47	25,083	15,802
	Petroleos Mexicanos	6.875%	10/16/25	12,289	11,727
	Petroleos Mexicanos	6.490%	1/23/27	13,143	11,504
	Petroleos Mexicanos	6.500%	3/13/27	6,070	5,318
	Petroleos Mexicanos	6.625%	6/15/35	1,200	830
	Petroleos Mexicanos	6.500%	6/2/41	851	526
	Petroleos Mexicanos	6.375%	1/23/45	1,102	648
	Petroleos Mexicanos	6.750%	9/21/47	6,178	3,721
	Petroleos Mexicanos	6.350%	2/12/48	2,694	1,549
[4]	Petronas Capital Ltd.	3.500%	4/21/30	2,132	1,901
	Petronas Capital Ltd.	3.500%	4/21/30	40,300	35,856
	Petronas Energy Canada Ltd.	2.112%	3/23/28	950	816
	Phillips 66	2.150%	12/15/30	8,800	6,820
[4]	Phillips 66 Co.	3.750%	3/1/28	35,984	32,371
[4]	Phillips 66 Co.	3.150%	12/15/29	21,299	17,981
	Pioneer Natural Resources Co.	1.900%	8/15/30	44,700	34,445
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	26,733	22,304
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	66,277	60,497
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	49,588	45,226
	Saudi Arabian Oil Co.	3.500%	4/16/29	10,000	8,890
	Schlumberger Investment SA	2.650%	6/26/30	12,000	10,046
	Shell International Finance BV	3.875%	11/13/28	10,000	9,356
	Shell International Finance BV	2.375%	11/7/29	74,653	62,929
	Shell International Finance BV	2.750%	4/6/30	40,000	34,251
	Shell International Finance BV	3.250%	4/6/50	8,000	5,500
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	8,170	8,099
[9]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	10,670
[4]	Tap Rock Resources LLC	7.000%	10/1/26	2,737	2,567
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	14,663	13,524
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	4,097	4,086
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	34,595	30,572
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	16,002	13,186
	TotalEnergies Capital International SA	3.455%	2/19/29	39,067	35,497
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	3,251
	TotalEnergies Capital SA	3.883%	10/11/28	18,600	17,357
	TransCanada PipeLines Ltd.	4.250%	5/15/28	23,000	21,369
	TransCanada PipeLines Ltd.	4.100%	4/15/30	20,000	17,912
	TransCanada PipeLines Ltd.	2.500%	10/12/31	17,000	13,067
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,286	1,179
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	11,850
	Valero Energy Corp.	2.150%	9/15/27	14,628	12,557
	Valero Energy Corp.	2.800%	12/1/31	12,000	9,457
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,712
	Western Midstream Operating LP	4.500%	3/1/28	7,771	7,132
	Western Midstream Operating LP	4.750%	8/15/28	16,350	15,115
	Western Midstream Operating LP	4.300%	2/1/30	4,424	3,889
	Williams Companies Inc.	4.650%	8/15/32	12,500	11,262
	Williams Cos. Inc.	3.500%	11/15/30	17,000	14,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	2.600%	3/15/31	42,000	32,911
					1,891,563
Financials (22.8%)
[4]	ABN AMRO Bank NV	2.470%	12/13/29	12,600	9,791
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	29,509	26,534
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	3,856	3,325
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	72,700	58,721
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	63,850	47,939
	Affiliated Managers Group Inc.	3.300%	6/15/30	25,223	20,526
	Aflac Inc.	3.600%	4/1/30	10,000	8,885
	Air Lease Corp.	4.625%	10/1/28	3,955	3,504
	Air Lease Corp.	3.250%	10/1/29	2,000	1,603
	Air Lease Corp.	3.000%	2/1/30	24,670	19,204
	Air Lease Corp.	3.125%	12/1/30	5,298	4,116
	Air Lease Corp.	2.875%	1/15/32	1,773	1,325
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	2,028	1,854
	Ally Financial Inc.	2.200%	11/2/28	21,497	16,504
	Ally Financial Inc.	8.000%	11/1/31	35,000	35,929
	American Express Co.	4.050%	5/3/29	18,638	16,902
	American Express Co.	4.989%	5/26/33	10,000	9,086
	American Express Co.	4.420%	8/3/33	18,720	16,640
	American International Group Inc.	5.750%	4/1/48	10,000	8,927
	Aon Corp.	3.750%	5/2/29	3,000	2,675
	Aon Corp.	2.800%	5/15/30	32,426	26,611
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	5,000	3,732
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	5,433
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	10,000	9,471
	Ares Capital Corp.	2.875%	6/15/28	10,300	8,074
[8]	Assicurazioni Generali SpA	5.000%	6/8/48	200	191
[8]	Athene Global Funding	1.125%	9/2/25	20,257	18,191
	Athene Holding Ltd.	4.125%	1/12/28	12,744	11,349
	Athene Holding Ltd.	3.500%	1/15/31	16,561	12,961
[4]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	10,000	7,662
[8]	AXA SA	3.875%	5/20/49	5,737	5,386
	Banco Santander SA	5.294%	8/18/27	32,000	29,544
	Banco Santander SA	3.800%	2/23/28	30,200	25,661
	Banco Santander SA	4.379%	4/12/28	4,415	3,880
	Banco Santander SA	3.490%	5/28/30	9,850	7,777
	Banco Santander SA	2.749%	12/3/30	27,133	18,769
	Bank of America Corp.	4.183%	11/25/27	26,852	24,619
	Bank of America Corp.	3.419%	12/20/28	87,280	77,081
	Bank of America Corp.	3.970%	3/5/29	40,165	36,086
	Bank of America Corp.	2.087%	6/14/29	41,700	33,744
	Bank of America Corp.	4.271%	7/23/29	22,622	20,552
	Bank of America Corp.	3.974%	2/7/30	42,723	37,804
	Bank of America Corp.	3.194%	7/23/30	34,921	29,219
	Bank of America Corp.	2.884%	10/22/30	32,946	26,863
	Bank of America Corp.	2.496%	2/13/31	47,013	36,908
	Bank of America Corp.	2.592%	4/29/31	25,990	20,545
	Bank of America Corp.	1.898%	7/23/31	65,770	48,796
	Bank of America Corp.	1.922%	10/24/31	59,206	43,497
[8]	Bank of America Corp.	0.654%	10/26/31	3,900	2,837
	Bank of America Corp.	2.651%	3/11/32	43,430	33,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.687%	4/22/32	73,107	56,423
	Bank of America Corp.	2.299%	7/21/32	53,325	39,481
	Bank of America Corp.	2.572%	10/20/32	35,000	26,431
	Bank of America Corp.	2.972%	2/4/33	50,000	38,744
	Bank of America Corp.	4.571%	4/27/33	43,700	38,791
	Bank of America Corp.	5.015%	7/22/33	64,250	58,969
	Bank of America Corp.	2.482%	9/21/36	25,000	17,858
	Bank of America Corp.	3.846%	3/8/37	35,000	28,091
	Bank of Montreal	3.803%	12/15/32	2,000	1,715
	Bank of Montreal	3.088%	1/10/37	15,000	10,961
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	10,231
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,019
	Bank of New York Mellon Corp.	4.596%	7/26/30	16,635	15,572
	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,468
[6]	Bank of New York Mellon Corp.	5.834%	10/25/33	36,790	36,884
	Bank of Nova Scotia	2.150%	8/1/31	20,000	14,875
	Bank of Nova Scotia	2.450%	2/2/32	25,000	18,776
	Bank of Nova Scotia	4.588%	5/4/37	15,000	12,337
	Barclays plc	4.836%	5/9/28	35,836	30,395
	Barclays plc	4.972%	5/16/29	20,952	18,553
	Barclays plc	2.645%	6/24/31	23,035	16,884
	Barclays plc	2.667%	3/10/32	20,000	14,273
	Barclays plc	2.894%	11/24/32	20,000	14,209
	Barclays plc	5.746%	8/9/33	16,100	14,304
[6]	Barclays plc	7.437%	11/2/33	23,675	23,611
	Barclays plc	3.564%	9/23/35	13,075	9,262
[4]	Belrose Funding Trust	2.330%	8/15/30	6,880	5,109
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,795	9,814
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,801	3,305
[7]	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	1,700	1,220
	BlackRock Inc.	2.400%	4/30/30	13,141	10,783
	BlackRock Inc.	1.900%	1/28/31	20,000	15,482
[8]	BNP Paribas SA	2.500%	3/31/32	400	346
[6,10]	BPCE SA, 3M Australian Bank Bill Rate + 0.780%	3.780%	4/20/26	40,510	25,160
[6,10]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	4.141%	6/5/25	12,500	8,018
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,442
	Brown & Brown Inc.	4.500%	3/15/29	2,182	1,995
	Brown & Brown Inc.	2.375%	3/15/31	13,000	9,608
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	6,000	4,953
	Capital One Financial Corp.	3.273%	3/1/30	41,980	34,548
	Capital One Financial Corp.	2.359%	7/29/32	23,000	15,905
	Capital One Financial Corp.	2.618%	11/2/32	20,000	14,640
	Capital One Financial Corp.	5.268%	5/10/33	11,500	10,296
	Cboe Global Markets Inc.	1.625%	12/15/30	12,719	9,514
	Cboe Global Markets Inc.	3.000%	3/16/32	10,500	8,491
	Charles Schwab Corp.	3.200%	1/25/28	24,693	22,350
	Charles Schwab Corp.	2.000%	3/20/28	20,000	17,041
	Charles Schwab Corp.	4.000%	2/1/29	17,652	16,373
	Charles Schwab Corp.	3.250%	5/22/29	4,000	3,544
	Charles Schwab Corp.	4.625%	3/22/30	1,705	1,621
	Charles Schwab Corp.	1.650%	3/11/31	10,000	7,436
	Charles Schwab Corp.	2.900%	3/3/32	10,500	8,528
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,120	23,918
[7]	Citigroup Inc.	2.750%	1/24/24	1,000	1,116
	Citigroup Inc.	4.125%	7/25/28	39,250	35,367
	Citigroup Inc.	3.520%	10/27/28	40,466	35,824
	Citigroup Inc.	4.075%	4/23/29	19,086	17,194
	Citigroup Inc.	3.980%	3/20/30	34,793	30,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	2.976%	11/5/30	40,076	32,702
	Citigroup Inc.	2.666%	1/29/31	42,659	33,930
	Citigroup Inc.	4.412%	3/31/31	39,752	35,412
	Citigroup Inc.	2.572%	6/3/31	33,377	26,145
	Citigroup Inc.	2.561%	5/1/32	41,728	31,803
	Citigroup Inc.	6.625%	6/15/32	260	263
	Citigroup Inc.	2.520%	11/3/32	38,000	28,443
	Citigroup Inc.	3.057%	1/25/33	38,900	30,386
	Citigroup Inc.	3.785%	3/17/33	31,244	25,852
	Citigroup Inc.	4.910%	5/24/33	21,645	19,692
	Citigroup Inc.	4.650%	7/23/48	5,000	4,021
	Citizens Financial Group Inc.	2.500%	2/6/30	5,948	4,595
	Citizens Financial Group Inc.	3.250%	4/30/30	11,061	9,117
[8]	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	4,988	4,761
	CME Group Inc.	2.650%	3/15/32	15,385	12,393
	CNA Financial Corp.	2.050%	8/15/30	12,000	9,099
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	14,923
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	3.670%	8/20/31	27,100	16,801
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	4.473%	9/10/30	51,700	32,575
[4]	Corebridge Financial Inc.	3.850%	4/5/29	45,120	39,442
[4]	Corebridge Financial Inc.	3.900%	4/5/32	35,070	29,362
[8]	Credit Agricole Assurances SA	4.750%	9/27/48	200	185
[8]	Credit Suisse AG	0.250%	1/5/26	600	515
[8]	Credit Suisse Group AG	2.125%	10/13/26	5,312	4,661
	Deutsche Bank AG	3.547%	9/18/31	5,000	3,727
	Discover Bank	4.650%	9/13/28	31,600	28,217
	Discover Bank	2.700%	2/6/30	23,788	18,147
[8]	DNB Bank ASA	1.625%	5/31/26	11,936	11,189
	Enstar Group Ltd.	4.950%	6/1/29	20,380	18,037
	Enstar Group Ltd.	3.100%	9/1/31	12,000	8,298
	Equitable Holdings Inc.	4.350%	4/20/28	27,444	25,443
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	565	520
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	25,330	22,340
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,500	12,175
	Fidelity National Financial Inc.	3.400%	6/15/30	20,371	16,367
	Fifth Third Bancorp	4.337%	4/25/33	16,313	14,148
[4]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	12,227
	Franklin Resources Inc.	1.600%	10/30/30	15,000	11,030
	GATX Corp.	4.000%	6/30/30	4,093	3,529
	GATX Corp.	1.900%	6/1/31	25,000	17,795
	GATX Corp.	3.500%	6/1/32	15,985	12,736
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	25,000	17,525
	Goldman Sachs Group Inc.	3.814%	4/23/29	44,483	39,468
	Goldman Sachs Group Inc.	4.223%	5/1/29	50,389	45,597
	Goldman Sachs Group Inc.	2.600%	2/7/30	32,416	25,779
	Goldman Sachs Group Inc.	1.992%	1/27/32	31,460	22,958
	Goldman Sachs Group Inc.	2.615%	4/22/32	41,000	31,324
	Goldman Sachs Group Inc.	2.383%	7/21/32	86,346	64,282
	Goldman Sachs Group Inc.	2.650%	10/21/32	55,650	42,045
	Goldman Sachs Group Inc.	3.102%	2/24/33	62,600	49,074
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	4.678%	5/2/24	20,700	13,283
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	3,753
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	3,259
	HSBC Holdings plc	4.583%	6/19/29	41,640	36,249
	HSBC Holdings plc	2.206%	8/17/29	15,000	11,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	HSBC Holdings plc	0.641%	9/24/29	4,200	3,254
	HSBC Holdings plc	4.950%	3/31/30	17,320	15,521
	HSBC Holdings plc	3.973%	5/22/30	29,752	24,566
	HSBC Holdings plc	2.848%	6/4/31	36,495	27,216
	HSBC Holdings plc	2.357%	8/18/31	23,560	16,743
	HSBC Holdings plc	2.804%	5/24/32	36,500	26,175
	HSBC Holdings plc	2.871%	11/22/32	16,000	11,391
	HSBC Holdings plc	4.762%	3/29/33	8,000	6,359
	HSBC Holdings plc	5.402%	8/11/33	33,700	29,250
[6]	HSBC Holdings plc	8.113%	11/3/33	15,000	15,011
[7]	HSBC Holdings plc	6.000%	3/29/40	2,100	2,119
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	7,941
	Huntington Bancshares Inc.	5.023%	5/17/33	16,500	15,004
	ING Groep NV	4.550%	10/2/28	9,000	8,111
	ING Groep NV	4.050%	4/9/29	13,264	11,574
	Intercontinental Exchange Inc.	3.750%	9/21/28	6,090	5,573
	Intercontinental Exchange Inc.	4.350%	6/15/29	20,300	19,227
	Intercontinental Exchange Inc.	2.100%	6/15/30	19,270	15,268
	Intercontinental Exchange Inc.	1.850%	9/15/32	4,800	3,485
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	16,059
	Intercontinental Exchange Inc.	4.950%	6/15/52	6,064	5,257
	Intercontinental Exchange Inc.	3.000%	9/15/60	5,000	2,905
[8]	JAB Holdings BV	2.250%	12/19/39	1,000	591
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	5,000	4,244
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	2.625%	10/15/31	5,000	3,549
	JPMorgan Chase & Co.	3.625%	12/1/27	12,342	11,170
	JPMorgan Chase & Co.	3.509%	1/23/29	42,057	37,192
	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	41,399
	JPMorgan Chase & Co.	2.069%	6/1/29	7,500	6,067
	JPMorgan Chase & Co.	4.203%	7/23/29	31,355	28,398
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	20,777
	JPMorgan Chase & Co.	3.702%	5/6/30	43,522	37,896
	JPMorgan Chase & Co.	4.565%	6/14/30	40,000	36,701
	JPMorgan Chase & Co.	2.739%	10/15/30	81,229	65,769
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	13,669
	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	17,353
	JPMorgan Chase & Co.	2.956%	5/13/31	36,400	28,671
	JPMorgan Chase & Co.	1.764%	11/19/31	35,000	25,465
	JPMorgan Chase & Co.	1.953%	2/4/32	65,000	47,675
	JPMorgan Chase & Co.	2.580%	4/22/32	33,950	26,112
	JPMorgan Chase & Co.	2.545%	11/8/32	45,000	34,006
	JPMorgan Chase & Co.	2.963%	1/25/33	56,430	44,034
	JPMorgan Chase & Co.	4.586%	4/26/33	34,100	30,423
	JPMorgan Chase & Co.	4.912%	7/25/33	60,270	55,165
	JPMorgan Chase & Co.	5.717%	9/14/33	30,000	27,870
	Kemper Corp.	2.400%	9/30/30	4,837	3,673
	Kemper Corp.	3.800%	2/23/32	10,000	8,133
	KeyBank NA	4.900%	8/8/32	10,000	8,848
	KeyCorp	4.100%	4/30/28	15,000	13,786
	KeyCorp	4.789%	6/1/33	20,000	18,089
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	2,664	2,129
	Lazard Group LLC	4.500%	9/19/28	31,409	28,465
	Lazard Group LLC	4.375%	3/11/29	555	501
	Lloyds Banking Group plc	4.375%	3/22/28	29,752	26,520
	Lloyds Banking Group plc	4.550%	8/16/28	13,800	12,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.976%	8/11/33	24,100	20,629
[4]	Macquarie Bank Ltd.	3.052%	3/3/36	15,000	10,628
[6,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	5.333%	5/28/30	45,710	29,488
	Markel Corp.	3.350%	9/17/29	19,039	16,180
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	26,293	24,834
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,175	14,313
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	8,000	8,023
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	5,000	5,107
	MDGH GMTN RSC Ltd.	5.500%	4/28/33	10,025	9,961
	MetLife Inc.	4.550%	3/23/30	24,945	23,726
	MetLife Inc.	5.000%	7/15/52	5,000	4,365
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	2,360	1,818
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,136	9,259
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,000	4,529
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	40,290	35,462
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	34,955
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	37,878	29,831
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	40,000	29,180
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	8,000	5,897
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	11,200	10,168
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,750	6,977
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	1,777
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	17,454
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	8,469
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	14,942
	Mizuho Financial Group Inc.	2.201%	7/10/31	13,000	9,583
	Mizuho Financial Group Inc.	2.260%	7/9/32	12,000	8,613
	Morgan Stanley	3.591%	7/22/28	57,390	51,463
	Morgan Stanley	3.772%	1/24/29	36,421	32,492
	Morgan Stanley	4.431%	1/23/30	37,640	34,321
	Morgan Stanley	2.699%	1/22/31	51,418	41,197
	Morgan Stanley	3.622%	4/1/31	42,909	36,586
	Morgan Stanley	1.794%	2/13/32	34,634	25,045
	Morgan Stanley	1.928%	4/28/32	19,429	14,082
	Morgan Stanley	2.239%	7/21/32	47,078	34,930
	Morgan Stanley	2.511%	10/20/32	30,000	22,612
	Morgan Stanley	2.943%	1/21/33	25,000	19,448
	Morgan Stanley	4.889%	7/20/33	39,650	36,193
[6]	Morgan Stanley	6.342%	10/18/33	58,700	59,563
[6,8]	Morgan Stanley	5.148%	1/25/34	2,300	2,339
	Morgan Stanley	2.484%	9/16/36	30,000	21,313
	Morgan Stanley	5.297%	4/20/37	16,000	14,231
	Nasdaq Inc.	1.650%	1/15/31	6,156	4,540
	Nasdaq Inc.	3.950%	3/7/52	6,195	4,487
	Natwest Group plc	4.892%	5/18/29	23,355	20,826
	Natwest Group plc	5.076%	1/27/30	24,601	21,927
	Natwest Group plc	4.445%	5/8/30	7,550	6,445
	Natwest Group plc	3.032%	11/28/35	15,000	10,376
[7]	NIBC Bank NV	3.125%	11/15/23	19,300	21,494
[4]	Nippon Life Insurance Co.	2.750%	1/21/51	11,110	8,269
[4]	Nippon Life Insurance Co.	2.900%	9/16/51	15,000	11,122
	Nomura Holdings Inc.	2.172%	7/14/28	25,300	20,021
	Nomura Holdings Inc.	2.710%	1/22/29	12,950	10,400
	Nomura Holdings Inc.	3.103%	1/16/30	7,857	6,199
	Nomura Holdings Inc.	2.679%	7/16/30	5,000	3,762
	Nomura Holdings Inc.	2.608%	7/14/31	11,000	7,999
	Nomura Holdings Inc.	2.999%	1/22/32	10,000	7,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Trust Corp.	1.950%	5/1/30	5,574	4,356
	Northern Trust Corp.	3.375%	5/8/32	5,036	4,492
	Northern Trust Corp.	6.125%	11/2/32	40,000	40,080
	OneMain Finance Corp.	3.500%	1/15/27	1,855	1,528
	ORIX Corp.	2.250%	3/9/31	5,217	3,948
	Owl Rock Capital Corp.	2.875%	6/11/28	300	226
[4]	Pine Street Trust I	4.572%	2/15/29	250	227
	PNC Bank NA	3.250%	1/22/28	28,085	25,425
	PNC Bank NA	2.700%	10/22/29	29,415	23,893
	PNC Financial Services Group Inc.	3.450%	4/23/29	32,603	28,633
	PNC Financial Services Group Inc.	2.550%	1/22/30	35,000	28,410
	PNC Financial Services Group Inc.	2.307%	4/23/32	10,000	7,681
	PNC Financial Services Group Inc.	4.626%	6/6/33	10,000	8,826
[6]	PNC Financial Services Group Inc.	6.037%	10/28/33	40,000	40,245
	Principal Financial Group Inc.	3.700%	5/15/29	18,767	16,650
	Progressive Corp.	4.000%	3/1/29	1,070	995
	Progressive Corp.	3.200%	3/26/30	14,172	12,258
	Progressive Corp.	3.000%	3/15/32	3,700	3,060
[4]	Protective Life Corp.	4.300%	9/30/28	22,700	20,797
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,180
	Prudential Financial Inc.	3.700%	10/1/50	10,000	7,785
	Prudential Financial Inc.	3.700%	3/13/51	7,500	5,319
	Prudential Financial Inc.	5.125%	3/1/52	10,000	8,522
	Prudential Financial Inc.	6.000%	9/1/52	15,000	13,702
	Prudential plc	3.125%	4/14/30	1,500	1,230
	Regions Financial Corp.	1.800%	8/12/28	25,000	20,323
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,800	6,054
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,407
[7]	Rothesay Life plc	8.000%	10/30/25	3,748	4,389
	Royal Bank of Canada	2.300%	11/3/31	20,000	15,200
	Royal Bank of Canada	3.875%	5/4/32	7,700	6,638
	Santander UK Group Holdings plc	3.823%	11/3/28	2,500	2,117
[4]	SBL Holdings Inc.	5.000%	2/18/31	17,773	13,412
[7]	Scottish Widows Ltd.	5.500%	6/16/23	9,259	10,596
	State Street Corp.	2.400%	1/24/30	7,030	5,739
	State Street Corp.	3.152%	3/30/31	4,997	4,219
	State Street Corp.	2.623%	2/7/33	15,000	11,686
	State Street Corp.	4.421%	5/13/33	15,000	13,667
	State Street Corp.	3.031%	11/1/34	3,000	2,440
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,404
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,366	11,976
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	42,100	33,442
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	688
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	54,077	44,672
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,000	2,415
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	26,160
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,045	14,295
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	14,237	10,425
	SVB Financial Group	2.100%	5/15/28	30,625	24,282
	SVB Financial Group	3.125%	6/5/30	7,000	5,488
	SVB Financial Group	1.800%	2/2/31	10,000	6,869
	Synchrony Financial	2.875%	10/28/31	15,000	10,606
[4]	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	995
[4]	Temasek Financial I Ltd.	2.750%	8/2/61	15,650	9,646
	Toronto-Dominion Bank	2.000%	9/10/31	10,000	7,401
	Toronto-Dominion Bank	2.450%	1/12/32	14,045	10,680
	Toronto-Dominion Bank	3.200%	3/10/32	41,600	33,865
	Toronto-Dominion Bank	4.456%	6/8/32	16,700	15,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	2.250%	3/11/30	34,140	26,547
	Truist Financial Corp.	3.875%	3/19/29	10,000	8,905
	Truist Financial Corp.	1.887%	6/7/29	15,000	12,079
	Truist Financial Corp.	1.950%	6/5/30	15,000	11,567
	Truist Financial Corp.	4.916%	7/28/33	11,373	10,210
[6]	Truist Financial Corp.	6.123%	10/28/33	20,000	20,045
	US Bancorp	3.000%	7/30/29	21,800	18,427
	US Bancorp	1.375%	7/22/30	27,000	19,943
	US Bancorp	4.967%	7/22/33	90,025	81,987
[6]	US Bancorp	5.850%	10/21/33	49,700	49,634
	US Bancorp	2.491%	11/3/36	7,250	5,323
[7]	Utmost Group plc	4.000%	12/15/31	1,700	1,371
[11,12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[11,12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[11,12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
[10]	Wells Fargo & Co.	4.000%	4/27/27	13,972	8,252
	Wells Fargo & Co.	4.808%	7/25/28	11,000	10,432
	Wells Fargo & Co.	4.150%	1/24/29	35,949	32,713
	Wells Fargo & Co.	2.879%	10/30/30	71,832	58,871
	Wells Fargo & Co.	2.572%	2/11/31	42,900	34,223
	Wells Fargo & Co.	4.478%	4/4/31	2,000	1,811
	Wells Fargo & Co.	3.350%	3/2/33	37,880	30,588
	Wells Fargo & Co.	4.897%	7/25/33	89,330	81,559
[7]	Wells Fargo & Co.	4.625%	11/2/35	2,100	2,176
[7]	Wells Fargo Bank NA	5.250%	8/1/23	11,950	13,699
	Westpac Banking Corp.	1.953%	11/20/28	25,400	21,049
	Westpac Banking Corp.	2.650%	1/16/30	5,000	4,200
	Westpac Banking Corp.	2.150%	6/3/31	12,780	10,081
	Westpac Banking Corp.	5.405%	8/10/33	10,000	8,726
	Westpac Banking Corp.	4.110%	7/24/34	11,175	9,268
	Westpac Banking Corp.	2.668%	11/15/35	15,000	10,671
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	4.636%	1/29/31	17,200	10,685
	Willis North America Inc.	4.500%	9/15/28	14,000	12,867
	Willis North America Inc.	2.950%	9/15/29	52,892	42,943
[7]	Zurich Finance Ireland DAC	5.125%	11/23/52	2,200	2,229
					6,496,137
Health Care (9.0%)
	1375209 BC Ltd.	9.000%	1/30/28	243	236
	Abbott Laboratories	1.400%	6/30/30	5,000	3,866
	AbbVie Inc.	4.250%	11/14/28	78,636	74,004
	AbbVie Inc.	3.200%	11/21/29	100,066	87,359
	AbbVie Inc.	4.875%	11/14/48	5,000	4,281
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	8,399
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	19,523
	AmerisourceBergen Corp.	3.450%	12/15/27	15,701	14,336
	AmerisourceBergen Corp.	2.800%	5/15/30	6,000	4,926
	AmerisourceBergen Corp.	2.700%	3/15/31	86,844	69,233
	Amgen Inc.	3.000%	2/22/29	19,824	17,369
	Amgen Inc.	4.050%	8/18/29	25,000	23,063
	Amgen Inc.	2.450%	2/21/30	13,400	11,044
	Amgen Inc.	2.300%	2/25/31	30,000	23,963
	Amgen Inc.	3.350%	2/22/32	33,780	28,774
	Amgen Inc.	4.200%	3/1/33	20,000	18,049
	Amgen Inc.	4.663%	6/15/51	5,000	4,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.875%	3/1/53	10,000	8,481
	Anthem Inc.	2.875%	9/15/29	39,704	33,751
	Anthem Inc.	2.250%	5/15/30	6,441	5,179
	Anthem Inc.	2.550%	3/15/31	8,000	6,474
	Anthem Inc.	4.100%	5/15/32	10,000	8,999
	Ascension Health	2.532%	11/15/29	2,500	2,084
	Astrazeneca Finance LLC	1.750%	5/28/28	61,477	51,441
	AstraZeneca plc	4.000%	1/17/29	15,121	14,230
	AstraZeneca plc	1.375%	8/6/30	93,854	71,796
	Bausch Health Cos. Inc.	11.000%	9/30/28	430	336
	Bausch Health Cos. Inc.	14.000%	10/15/30	85	49
	Baxter International Inc.	2.272%	12/1/28	44,445	36,546
	Baxter International Inc.	3.950%	4/1/30	22,000	19,546
	Baxter International Inc.	1.730%	4/1/31	15,000	10,931
	Baxter International Inc.	2.539%	2/1/32	81,700	62,480
	Becton Dickinson and Co.	2.823%	5/20/30	3,465	2,888
	Becton Dickinson and Co.	1.957%	2/11/31	22,587	17,335
	Becton Dickinson and Co.	4.298%	8/22/32	27,000	24,426
	Boston Scientific Corp.	2.650%	6/1/30	77,567	64,122
	Bristol-Myers Squibb Co.	3.900%	2/20/28	5,000	4,739
	Bristol-Myers Squibb Co.	3.400%	7/26/29	49,536	45,005
	Bristol-Myers Squibb Co.	1.450%	11/13/30	46,570	35,675
	Bristol-Myers Squibb Co.	2.950%	3/15/32	62,300	52,828
[8]	Bristol-Myers Squibb Co.	1.750%	5/15/35	1,346	1,052
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,000	3,824
	Bristol-Myers Squibb Co.	2.550%	11/13/50	5,000	2,999
	Bristol-Myers Squibb Co.	3.700%	3/15/52	5,000	3,712
	Bristol-Myers Squibb Co.	3.900%	3/15/62	5,000	3,657
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,581
	Centene Corp.	2.450%	7/15/28	19,825	16,307
	Centene Corp.	3.000%	10/15/30	1,830	1,469
	Centene Corp.	2.625%	8/1/31	8,535	6,526
	CHRISTUS Health	4.341%	7/1/28	19,800	18,280
	Cigna Corp.	4.375%	10/15/28	64,260	60,397
	Cigna Corp.	2.400%	3/15/30	45,139	36,712
	Cigna Corp.	2.375%	3/15/31	27,985	22,222
	CommonSpirit Health	2.782%	10/1/30	509	395
[4]	CSL UK Holdings Ltd.	4.250%	4/27/32	26,665	24,150
	CVS Health Corp.	4.300%	3/25/28	69,564	65,311
	CVS Health Corp.	3.250%	8/15/29	53,383	46,353
	CVS Health Corp.	3.750%	4/1/30	17,849	15,760
	CVS Health Corp.	1.750%	8/21/30	24,635	18,751
	CVS Health Corp.	1.875%	2/28/31	35,000	26,568
[4]	DaVita Inc.	3.750%	2/15/31	3,682	2,672
	DH Europe Finance II Sarl	2.600%	11/15/29	22,000	18,718
	Elevance Health Inc.	5.500%	10/15/32	25,000	24,919
	Elevance Health Inc.	6.100%	10/15/52	5,210	5,314
	Eli Lilly & Co.	3.375%	3/15/29	8,300	7,678
	Eli Lilly & Co.	3.950%	3/15/49	2,500	2,088
	Encompass Health Corp.	4.500%	2/1/28	4,675	4,180
	Gilead Sciences Inc.	2.600%	10/1/40	5,000	3,310
	Gilead Sciences Inc.	4.150%	3/1/47	2,500	1,954
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	42,224	39,619
[4]	HCA Inc.	3.375%	3/15/29	15,000	12,716
	HCA Inc.	3.500%	9/1/30	86,425	71,502
	HCA Inc.	2.375%	7/15/31	40,000	29,832
[4]	HCA Inc.	3.625%	3/15/32	28,135	22,847
[4]	Highmark Inc.	2.550%	5/10/31	20,000	15,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	4.875%	4/1/30	1,758	1,671
[8]	Johnson & Johnson	0.650%	5/20/24	2,000	1,917
	Merck & Co. Inc.	1.900%	12/10/28	4,184	3,507
	Merck & Co. Inc.	3.400%	3/7/29	40,459	36,945
	Merck & Co. Inc.	1.450%	6/24/30	17,000	13,201
	Merck & Co. Inc.	2.150%	12/10/31	66,586	52,896
	Merck & Co. Inc.	4.000%	3/7/49	2,500	2,019
	Merck & Co. Inc.	2.750%	12/10/51	5,000	3,178
	Mercy Health	4.302%	7/1/28	12,500	11,703
[4]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	1,309	1,069
	Mylan Inc.	4.550%	4/15/28	14,900	13,358
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	2,500	1,444
	Novartis Capital Corp.	2.200%	8/14/30	29,570	24,484
	Novartis Capital Corp.	4.000%	11/20/45	2,500	2,049
[8]	Novartis Finance SA	0.000%	9/23/28	800	661
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	3,187	2,805
	PerkinElmer Inc.	1.900%	9/15/28	42,366	33,838
	PerkinElmer Inc.	3.300%	9/15/29	5,000	4,208
	PerkinElmer Inc.	2.250%	9/15/31	11,000	8,216
	Pfizer Inc.	3.450%	3/15/29	30,721	28,143
	Pfizer Inc.	2.625%	4/1/30	32,530	27,786
	Pfizer Inc.	1.700%	5/28/30	34,770	27,723
	Pfizer Inc.	1.750%	8/18/31	13,540	10,537
	Pfizer Inc.	2.700%	5/28/50	5,000	3,256
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,084
	Quest Diagnostics Inc.	2.950%	6/30/30	20,761	17,351
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,340
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	11,308
[4]	Roche Holdings Inc.	1.930%	12/13/28	52,500	44,008
[4]	Roche Holdings Inc.	2.076%	12/13/31	36,730	29,093
[4]	Roche Holdings Inc.	2.607%	12/13/51	5,000	3,115
	Royalty Pharma plc	2.200%	9/2/30	25,000	18,948
	Royalty Pharma plc	2.150%	9/2/31	4,000	2,922
	Stanford Health Care	3.310%	8/15/30	17,000	14,562
	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	22,000	17,141
	Stryker Corp.	1.950%	6/15/30	13,250	10,408
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	35,329	34,105
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	102,037	80,573
[8]	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	1,300	915
[4]	Tenet Healthcare Corp.	4.625%	9/1/24	360	351
[4]	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,284
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,577
[4]	Tenet Healthcare Corp.	6.125%	10/1/28	2,015	1,747
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,520
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	24,050	20,036
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	25,879	22,177
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	58,981	46,279
	UnitedHealth Group Inc.	5.250%	2/15/28	12,400	12,430
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	27,368
	UnitedHealth Group Inc.	3.875%	12/15/28	20,288	18,873
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	4,914
	UnitedHealth Group Inc.	5.300%	2/15/30	63,375	63,378
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	8,027
	UnitedHealth Group Inc.	4.200%	5/15/32	16,697	15,396
	UnitedHealth Group Inc.	5.350%	2/15/33	33,535	33,659
	Zoetis Inc.	3.900%	8/20/28	21,700	20,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	2.000%	5/15/30	19,148	15,093
					2,557,493
Industrials (6.3%)
	3M Co.	3.375%	3/1/29	10,087	9,058
	3M Co.	2.375%	8/26/29	10,000	8,256
	3M Co.	3.050%	4/15/30	15,359	13,138
[4]	Air Canada	3.875%	8/15/26	2,580	2,282
[4]	Airbus SE	3.150%	4/10/27	16,677	15,252
[4]	Allison Transmission Inc.	4.750%	10/1/27	3,940	3,634
[4]	American Airlines Inc.	11.750%	7/15/25	685	750
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,935	2,797
[4,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	7,985	7,266
[4]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,457
[4]	Aramark Services Inc.	5.000%	2/1/28	1,050	957
[10]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	40,230	21,221
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	21,935
[4]	BAE Systems plc	1.900%	2/15/31	6,670	4,991
	Boeing Co.	3.250%	2/1/28	34,203	29,720
	Boeing Co.	3.250%	3/1/28	3,131	2,695
	Boeing Co.	3.200%	3/1/29	19,969	16,641
	Boeing Co.	5.150%	5/1/30	81,841	75,660
	Boeing Co.	3.625%	2/1/31	5,000	4,160
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,000	3,255
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,000	4,198
	Canadian National Railway Co.	3.850%	8/5/32	26,585	24,011
	Canadian National Railway Co.	4.400%	8/5/52	5,000	4,161
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,000	1,869
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,379
	Canadian Pacific Railway Co.	2.450%	12/2/31	20,000	15,873
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	1,564	1,397
	Carrier Global Corp.	2.722%	2/15/30	31,000	25,469
	Caterpillar Inc.	2.600%	9/19/29	8,000	6,841
	Caterpillar Inc.	2.600%	4/9/30	17,345	14,667
[4]	Clean Harbors Inc.	4.875%	7/15/27	3,045	2,868
	CSX Corp.	3.800%	3/1/28	18,470	17,237
	CSX Corp.	2.400%	2/15/30	8,663	7,101
	CSX Corp.	4.100%	11/15/32	30,000	27,033
	CSX Corp.	4.500%	11/15/52	5,000	4,088
[4]	Daimler Trucks Finance North America LLC	2.375%	12/14/28	10,000	8,112
	Deere & Co.	3.100%	4/15/30	2,000	1,754
[5]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	8,804	7,438
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,186
	Delta Air Lines Inc.	3.750%	10/28/29	2,023	1,672
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	48,316	44,918
	Dover Corp.	2.950%	11/4/29	3,000	2,543
	Eaton Corp.	4.150%	3/15/33	50,000	44,405
	Eaton Corp.	4.700%	8/23/52	3,885	3,305
	Embraer Overseas Ltd.	5.696%	9/16/23	582	585
	Emerson Electric Co.	2.000%	12/21/28	51,791	43,173
	Emerson Electric Co.	2.200%	12/21/31	17,775	13,974
	Emerson Electric Co.	2.800%	12/21/51	3,000	1,846
	FedEx Corp.	3.400%	2/15/28	478	432
	FedEx Corp.	3.100%	8/5/29	12,359	10,556
	FedEx Corp.	2.400%	5/15/31	32,544	25,272
[4]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	639	614
	GE Capital Funding LLC	4.550%	5/15/32	10,000	9,242
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	81,417	71,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.750%	5/15/28	26,285	24,572
	General Dynamics Corp.	3.625%	4/1/30	28,207	25,691
	General Dynamics Corp.	2.250%	6/1/31	10,000	8,139
	General Electric Co.	6.750%	3/15/32	10,333	11,247
[8]	General Electric Co.	4.125%	9/19/35	200	194
[8]	General Electric Co.	2.125%	5/17/37	700	529
[8]	Heathrow Funding Ltd.	1.500%	10/12/27	5,200	4,703
	Honeywell International Inc.	4.950%	2/15/28	22,000	21,972
	Honeywell International Inc.	2.700%	8/15/29	14,138	12,322
	Honeywell International Inc.	1.950%	6/1/30	18,680	15,153
	Honeywell International Inc.	1.750%	9/1/31	35,142	27,212
	Honeywell International Inc.	5.000%	2/15/33	31,865	31,588
[8]	Honeywell International Inc.	4.125%	11/2/34	1,814	1,766
	Hubbell Inc.	2.300%	3/15/31	15,000	11,750
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	25,450	20,454
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,053	13,287
	John Deere Capital Corp.	3.450%	3/7/29	3,000	2,728
	John Deere Capital Corp.	2.800%	7/18/29	12,294	10,642
	John Deere Capital Corp.	4.850%	10/11/29	28,760	28,273
	L3Harris Technologies Inc.	4.400%	6/15/28	33,284	31,174
	L3Harris Technologies Inc.	4.400%	6/15/28	6,273	5,873
	L3Harris Technologies Inc.	2.900%	12/15/29	7,831	6,524
	L3Harris Technologies Inc.	1.800%	1/15/31	34,540	25,818
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	5,707
	Lockheed Martin Corp.	3.900%	6/15/32	25,330	23,170
	Lockheed Martin Corp.	5.250%	1/15/33	13,340	13,383
	Lockheed Martin Corp.	4.700%	5/15/46	5,000	4,417
	Lockheed Martin Corp.	4.150%	6/15/53	7,500	6,015
[10]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	25,000	13,472
[4]	Mueller Water Products Inc.	4.000%	6/15/29	1,726	1,499
	Norfolk Southern Corp.	3.800%	8/1/28	10,803	10,000
	Norfolk Southern Corp.	2.550%	11/1/29	3,000	2,501
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	7,957
	Norfolk Southern Corp.	4.550%	6/1/53	5,130	4,170
	Northrop Grumman Corp.	3.250%	1/15/28	77,009	69,667
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	30,702
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	23,433
[10]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	13,994
[10]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	9,982
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	2,606
	Parker-Hannifin Corp.	4.500%	9/15/29	25,000	23,361
[10]	Qantas Airways Ltd.	4.750%	10/12/26	32,930	20,242
[10]	Qantas Airways Ltd.	3.150%	9/27/28	20,500	10,953
[10]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,114
	Quanta Services Inc.	2.900%	10/1/30	8,400	6,634
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,072
	Raytheon Technologies Corp.	4.125%	11/16/28	34,770	32,378
	Raytheon Technologies Corp.	2.250%	7/1/30	38,811	31,301
	Raytheon Technologies Corp.	1.900%	9/1/31	37,505	28,482
	Republic Services Inc.	1.450%	2/15/31	10,000	7,456
	Republic Services Inc.	1.750%	2/15/32	12,620	9,373
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	5,687
[4]	Rolls-Royce plc	5.750%	10/15/27	5,966	5,402
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	25,000	20,774
[8]	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	4,100	3,089
[8]	Siemens Financieringsmaatschappij NV	0.500%	9/5/34	500	349
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,148
	Southwest Airlines Co.	2.625%	2/10/30	31,710	25,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	395	385
	Spirit AeroSystems Inc.	4.600%	6/15/28	886	635
	Stanley Black & Decker Inc.	2.300%	3/15/30	29,607	23,773
[4]	TopBuild Corp.	3.625%	3/15/29	628	504
[4]	TopBuild Corp.	4.125%	2/15/32	1,494	1,178
[4]	TransDigm Inc.	8.000%	12/15/25	3,425	3,485
[4]	TransDigm Inc.	6.250%	3/15/26	7,569	7,464
	TransDigm Inc.	5.500%	11/15/27	3,009	2,733
	TransDigm Inc.	4.875%	5/1/29	4,880	4,156
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	18,030	12,896
	Tyco Electronics Group SA	2.500%	2/4/32	7,990	6,371
	Union Pacific Corp.	3.950%	9/10/28	17,542	16,514
	Union Pacific Corp.	3.700%	3/1/29	8,149	7,494
	Union Pacific Corp.	2.400%	2/5/30	35,200	29,283
	Union Pacific Corp.	2.800%	2/14/32	13,000	10,771
[5]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	33,327	32,084
[4]	United Airlines Inc.	4.375%	4/15/26	6,300	5,764
[4]	United Airlines Inc.	4.625%	4/15/29	4,865	4,177
	United Parcel Service Inc.	2.500%	9/1/29	12,227	10,398
	Waste Management Inc.	1.150%	3/15/28	12,099	9,799
	Waste Management Inc.	2.000%	6/1/29	15,320	12,612
	Waste Management Inc.	1.500%	3/15/31	40,182	30,536
	Waste Management Inc.	4.150%	4/15/32	10,000	9,204
[4]	WESCO Distribution Inc.	7.250%	6/15/28	2,232	2,263
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	1,379	1,248
[8]	Wizz Air Finance Co. BV	1.350%	1/19/24	10,500	9,675
					1,779,852
Materials (2.4%)
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	648	626
	Air Products and Chemicals Inc.	2.050%	5/15/30	5,552	4,491
	Albemarle Corp.	5.050%	6/1/32	14,715	13,483
[8]	Aliaxis Finance SA	0.875%	11/8/28	5,000	3,540
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	15,418
[4]	Antofagasta plc	5.625%	5/13/32	7,500	6,912
	ArcelorMittal SA	4.250%	7/16/29	10,000	8,846
[4]	Arconic Corp.	6.000%	5/15/25	770	762
[4]	Arconic Corp.	6.125%	2/15/28	1,305	1,223
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,839	1,738
[4]	Avient Corp.	7.125%	8/1/30	1,803	1,725
[4]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	1,449	1,327
	Ball Corp.	2.875%	8/15/30	1,725	1,342
	Ball Corp.	3.125%	9/15/31	2,270	1,741
[4]	Berry Global Inc.	5.625%	7/15/27	1	1
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,801	2,653
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,573	4,426
	Celanese U.S. Holdings LLC	6.330%	7/15/29	15,000	13,961
[4]	Chemours Co.	4.625%	11/15/29	4,943	3,852
	Dow Chemical Co.	4.800%	11/30/28	4,000	3,820
	Dow Chemical Co.	2.100%	11/15/30	44,000	33,631
	Dow Chemical Co.	6.300%	3/15/33	35,000	34,899
[8]	Dow Chemical Co.	1.875%	3/15/40	2,000	1,184
	DuPont de Nemours Inc.	4.725%	11/15/28	12,000	11,503
	Ecolab Inc.	1.300%	1/30/31	10,000	7,458
	Ecolab Inc.	2.125%	2/1/32	10,000	7,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Element Solutions Inc.	3.875%	9/1/28	1,913	1,625
	FMC Corp.	3.450%	10/1/29	18,000	15,349
[4]	Freeport Indonesia PT	5.315%	4/14/32	47,310	39,751
[4]	Freeport Indonesia PT	6.200%	4/14/52	12,125	9,077
	Freeport-McMoRan Inc.	4.125%	3/1/28	8,330	7,477
	Freeport-McMoRan Inc.	4.375%	8/1/28	9,680	8,732
	Freeport-McMoRan Inc.	5.250%	9/1/29	22,881	21,282
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	11,016
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,252
[4]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	10,909	8,767
[4]	Georgia-Pacific LLC	2.300%	4/30/30	17,000	13,757
[4]	Graham Packaging Co. Inc.	7.125%	8/15/28	2,243	1,842
[4]	Graphic Packaging International LLC	3.500%	3/15/28	2,195	1,901
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	4,465	3,924
[4]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,085	915
[4]	Ingevity Corp.	3.875%	11/1/28	1,485	1,260
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	4,396	3,452
[8]	Koninklijke DSM NV	0.625%	6/23/32	4,700	3,381
	Linde Inc.	1.100%	8/10/30	5,570	4,168
[8]	Linde plc	1.000%	9/30/51	2,400	1,199
	LYB International Finance III LLC	2.250%	10/1/30	5,000	3,821
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	19,219
	Newmont Corp.	2.800%	10/1/29	32,675	27,013
	Newmont Corp.	2.250%	10/1/30	34,620	26,748
	Newmont Corp.	2.600%	7/15/32	10,000	7,626
[4]	Novelis Corp.	4.750%	1/30/30	2,167	1,843
	Nucor Corp.	2.700%	6/1/30	15,060	12,289
	Nucor Corp.	3.125%	4/1/32	15,620	12,668
	Nutrien Ltd.	4.200%	4/1/29	17,656	16,170
	Nutrien Ltd.	2.950%	5/13/30	13,207	10,919
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	405	332
	Packaging Corp. of America	3.000%	12/15/29	13,000	10,821
[4]	POSCO	4.375%	8/4/25	45,000	43,013
[8]	PPG Industries Inc.	2.750%	6/1/29	2,100	1,869
	PPG Industries Inc.	2.800%	8/15/29	11,000	9,307
	PPG Industries Inc.	2.550%	6/15/30	9,435	7,686
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,000	2,148
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	3,000	1,850
	RPM International Inc.	4.550%	3/1/29	17,250	15,648
	RPM International Inc.	2.950%	1/15/32	3,415	2,620
	Sherwin-Williams Co.	2.950%	8/15/29	12,106	10,260
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	16,344
	Sherwin-Williams Co.	2.200%	3/15/32	19,905	15,001
[4]	SPCM SA	3.125%	3/15/27	1,093	955
[4]	SPCM SA	3.375%	3/15/30	2,925	2,339
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	23,484
[4]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	2,342	1,883
	United States Steel Corp.	6.875%	3/1/29	290	266
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,122
	WRKCo Inc.	3.900%	6/1/28	26,734	23,998
	WRKCo Inc.	4.900%	3/15/29	12,000	11,274
					696,048
Real Estate (5.8%)
	Agree LP	2.000%	6/15/28	23,750	18,979
	Agree LP	2.900%	10/1/30	6,500	5,110
	Agree LP	4.800%	10/1/32	7,000	6,122
	Agree LP	2.600%	6/15/33	5,720	4,094
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	1,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	21,974
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	4,347	4,062
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,875	2,375
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,233	3,778
	American Assets Trust LP	3.375%	2/1/31	11,292	8,781
	American Homes 4 Rent LP	4.250%	2/15/28	13,372	12,200
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	7,394
	American Homes 4 Rent LP	3.625%	4/15/32	10,000	8,076
	American Tower Corp.	3.600%	1/15/28	27,234	24,156
	American Tower Corp.	1.500%	1/31/28	34,887	27,671
	American Tower Corp.	3.950%	3/15/29	9,000	7,971
	American Tower Corp.	3.800%	8/15/29	41,188	35,950
	American Tower Corp.	2.900%	1/15/30	30,100	24,525
	American Tower Corp.	2.100%	6/15/30	24,909	18,932
	American Tower Corp.	2.700%	4/15/31	20,000	15,562
	American Tower Corp.	2.300%	9/15/31	6,000	4,466
[8]	Aroundtown SA	0.000%	7/16/26	5,800	4,267
[8]	Aroundtown SA	2.875%	12/31/99	955	438
[8]	ATF Netherlands BV	3.750%	12/29/49	2,300	1,657
	AvalonBay Communities Inc.	3.200%	1/15/28	13,750	12,325
	AvalonBay Communities Inc.	1.900%	12/1/28	13,300	10,841
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	4,385
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	11,947
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	4,006
[8]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	2,200	2,031
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,267	4,180
	Boston Properties LP	4.500%	12/1/28	10,000	9,017
	Boston Properties LP	3.400%	6/21/29	295	244
	Boston Properties LP	2.900%	3/15/30	18,868	14,865
	Boston Properties LP	3.250%	1/30/31	10,806	8,610
	Boston Properties LP	2.550%	4/1/32	10,000	7,202
	Brandywine Operating Partnership LP	3.950%	11/15/27	27,776	24,015
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	10,396
	Brixmor Operating Partnership LP	4.125%	5/15/29	18,000	15,391
	Brixmor Operating Partnership LP	4.050%	7/1/30	8,018	6,673
	Brixmor Operating Partnership LP	2.500%	8/16/31	20,000	14,346
	Corporate Office Properties LP	2.000%	1/15/29	20,000	14,920
	Corporate Office Properties LP	2.750%	4/15/31	27,226	19,703
	Crown Castle International Corp.	3.800%	2/15/28	8,758	7,899
	Crown Castle International Corp.	4.300%	2/15/29	22,930	20,870
	Crown Castle International Corp.	3.100%	11/15/29	30,966	25,791
	Crown Castle International Corp.	3.300%	7/1/30	14,589	12,188
	Crown Castle International Corp.	2.250%	1/15/31	13,715	10,468
	CubeSmart LP	2.250%	12/15/28	20,000	16,039
	CubeSmart LP	4.375%	2/15/29	12,000	10,855
	CubeSmart LP	2.000%	2/15/31	19,558	14,279
[8]	Digital Euro Finco LLC	2.625%	4/15/24	15,223	14,460
	Digital Realty Trust LP	3.700%	8/15/27	17,336	15,783
	Digital Realty Trust LP	5.550%	1/15/28	10,000	9,721
	Digital Realty Trust LP	3.600%	7/1/29	37,195	32,073
	Equinix Inc.	1.550%	3/15/28	3,000	2,399
	Equinix Inc.	2.000%	5/15/28	10,000	8,113
	Equinix Inc.	3.200%	11/18/29	6,750	5,666
	Equinix Inc.	2.150%	7/15/30	10,000	7,621
	Equinix Inc.	2.500%	5/15/31	10,000	7,621
	ERP Operating LP	3.500%	3/1/28	8,836	7,928
	ERP Operating LP	4.150%	12/1/28	27,426	24,990
	ERP Operating LP	3.000%	7/1/29	7,000	5,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ERP Operating LP	2.500%	2/15/30	6,000	4,833
	ERP Operating LP	1.850%	8/1/31	1,251	934
	Essential Properties LP	2.950%	7/15/31	20,000	14,207
	Essex Portfolio LP	4.000%	3/1/29	426	378
	Essex Portfolio LP	3.000%	1/15/30	10,000	8,137
	Essex Portfolio LP	1.650%	1/15/31	7,533	5,360
	Extra Space Storage LP	3.900%	4/1/29	15,000	13,140
	Extra Space Storage LP	2.550%	6/1/31	20,000	15,142
	Extra Space Storage LP	2.350%	3/15/32	10,000	7,236
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	8,449
	Federal Realty Investment Trust	3.500%	6/1/30	1,990	1,661
	Healthcare Realty Holdings LP Co.	2.400%	3/15/30	1,000	753
	Healthcare Realty Holdings LP Co.	2.050%	3/15/31	15,000	10,501
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	501	404
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	28,349	20,493
	Healthpeak Properties Inc.	2.125%	12/1/28	12,000	9,726
	Healthpeak Properties Inc.	3.500%	7/15/29	16,479	14,235
	Healthpeak Properties Inc.	3.000%	1/15/30	14,900	12,297
	Healthpeak Properties Inc.	2.875%	1/15/31	18,507	14,797
	Highwoods Realty LP	4.125%	3/15/28	3,450	3,057
	Highwoods Realty LP	4.200%	4/15/29	342	289
	Highwoods Realty LP	3.050%	2/15/30	12,090	9,364
	Highwoods Realty LP	2.600%	2/1/31	1,161	843
	Host Hotels & Resorts LP	3.375%	12/15/29	3,252	2,610
	Host Hotels & Resorts LP	3.500%	9/15/30	10,512	8,271
	Host Hotels & Resorts LP	2.900%	12/15/31	16,025	11,602
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	2,815
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	10,000	8,319
	Kilroy Realty LP	4.750%	12/15/28	6,705	6,027
	Kilroy Realty LP	4.250%	8/15/29	3,500	3,032
	Kilroy Realty LP	3.050%	2/15/30	16,188	12,640
	Kimco Realty Corp.	1.900%	3/1/28	23,105	18,750
	Kimco Realty Corp.	2.700%	10/1/30	11,343	8,933
	Kimco Realty Corp.	2.250%	12/1/31	10,000	7,359
	Kimco Realty Corp.	3.200%	4/1/32	2,657	2,115
	Kimco Realty Corp.	3.700%	10/1/49	2,500	1,617
	Life Storage LP	4.000%	6/15/29	6,494	5,661
	Life Storage LP	2.200%	10/15/30	7,000	5,236
	Life Storage LP	2.400%	10/15/31	15,500	11,417
	LXP Industrial Trust	2.375%	10/1/31	5,000	3,621
	Mid-America Apartments LP	3.950%	3/15/29	17,673	15,898
	Mid-America Apartments LP	2.750%	3/15/30	16,850	13,854
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,405
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,512	2,428
	National Retail Properties Inc.	3.500%	10/15/27	8,830	7,857
	National Retail Properties Inc.	4.300%	10/15/28	1,722	1,563
	National Retail Properties Inc.	2.500%	4/15/30	13,948	11,003
	Omega Healthcare Investors Inc.	4.750%	1/15/28	10,137	9,099
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	7,967
	Omega Healthcare Investors Inc.	3.375%	2/1/31	11,735	8,831
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,354
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	10,732
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	14,304
	Physicians Realty LP	3.950%	1/15/28	5,775	5,172
	Physicians Realty LP	2.625%	11/1/31	10,000	7,432
	Piedmont Operating Partnership LP	2.750%	4/1/32	10,000	6,902
[8]	Prologis International Funding II SA	1.625%	6/17/32	6,353	4,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	3.375%	12/15/27	23,983	21,902
	Prologis LP	4.375%	2/1/29	15,000	14,030
	Prologis LP	2.875%	11/15/29	5,000	4,178
	Prologis LP	2.250%	4/15/30	14,022	11,287
	Prologis LP	1.250%	10/15/30	10,000	7,332
	Prologis LP	1.750%	2/1/31	3,000	2,264
	Prologis LP	2.250%	1/15/32	4,320	3,262
	Prologis LP	4.625%	1/15/33	26,590	24,663
	Public Storage	1.850%	5/1/28	20,000	16,593
	Public Storage	1.950%	11/9/28	8,800	7,243
	Public Storage	3.385%	5/1/29	18,527	16,377
	Public Storage	2.300%	5/1/31	10,830	8,515
	Public Storage	2.250%	11/9/31	18,742	14,381
	Realty Income Corp.	3.650%	1/15/28	18,669	16,949
	Realty Income Corp.	2.200%	6/15/28	7,500	6,219
	Realty Income Corp.	3.100%	12/15/29	21,990	18,502
	Realty Income Corp.	5.625%	10/13/32	15,000	14,688
	Regency Centers LP	2.950%	9/15/29	9,841	7,997
	Regency Centers LP	3.700%	6/15/30	22,150	18,678
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,109
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	12,796
	SBA Communications Corp.	3.125%	2/1/29	3,740	3,030
	Simon Property Group LP	1.750%	2/1/28	29,800	24,405
	Simon Property Group LP	2.650%	7/15/30	17,630	13,979
	Simon Property Group LP	2.200%	2/1/31	5,999	4,514
	Simon Property Group LP	2.250%	1/15/32	10,000	7,316
	Spirit Realty LP	2.100%	3/15/28	10,000	7,876
	Spirit Realty LP	4.000%	7/15/29	5,000	4,224
	Spirit Realty LP	3.400%	1/15/30	3,421	2,735
	Spirit Realty LP	2.700%	2/15/32	10,000	7,077
	STORE Capital Corp.	2.750%	11/18/30	7,000	5,810
	Sun Communities Operating LP	2.300%	11/1/28	19,600	15,641
	Sun Communities Operating LP	2.700%	7/15/31	10,000	7,370
	Sun Communities Operating LP	4.200%	4/15/32	5,079	4,192
	Tanger Properties LP	2.750%	9/1/31	12,000	8,221
	UDR Inc.	3.200%	1/15/30	4,882	4,035
	UDR Inc.	3.000%	8/15/31	7,660	6,023
[4]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	1,520	1,506
[8]	Vonovia SE	0.000%	12/1/25	5,600	4,769
[8]	Vonovia SE	1.500%	6/14/41	2,100	1,077
	Vornado Realty LP	3.400%	6/1/31	10,250	7,569
	Welltower Inc.	2.050%	1/15/29	18,955	14,937
	Welltower Inc.	4.125%	3/15/29	435	387
	Welltower Inc.	3.100%	1/15/30	19,120	15,635
	Welltower Inc.	2.750%	1/15/32	7,000	5,289
	Welltower Inc.	3.850%	6/15/32	11,104	9,191
[7]	Westfield America Management Ltd.	2.125%	3/30/25	16,858	16,900
	Weyerhaeuser Co.	4.000%	11/15/29	15,516	13,727
	Weyerhaeuser Co.	4.000%	4/15/30	1,605	1,402
	Weyerhaeuser Co.	3.375%	3/9/33	10,500	8,380
	WP Carey Inc.	2.450%	2/1/32	10,000	7,322
					1,644,292
Technology (6.0%)
	Adobe Inc.	2.300%	2/1/30	10,000	8,309
	Analog Devices Inc.	1.700%	10/1/28	10,650	8,805
	Analog Devices Inc.	2.100%	10/1/31	15,970	12,538
	Apple Inc.	1.200%	2/8/28	45,670	38,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.400%	8/5/28	85,000	70,413
[8]	Apple Inc.	1.375%	5/24/29	800	714
	Apple Inc.	3.250%	8/8/29	67,030	60,992
	Apple Inc.	1.650%	5/11/30	25,000	20,011
	Apple Inc.	1.250%	8/20/30	6,510	4,998
	Apple Inc.	1.650%	2/8/31	27,770	21,786
	Apple Inc.	3.350%	8/8/32	37,680	33,238
	Apple Inc.	2.650%	5/11/50	2,500	1,571
	Apple Inc.	2.400%	8/20/50	1,500	885
	Apple Inc.	4.100%	8/8/62	8,000	6,222
	Automatic Data Processing Inc.	1.700%	5/15/28	26,610	22,642
	Automatic Data Processing Inc.	1.250%	9/1/30	24,000	18,390
[4]	Broadcom Inc.	1.950%	2/15/28	14,398	11,776
	Broadcom Inc.	4.110%	9/15/28	9,411	8,456
	Broadcom Inc.	4.750%	4/15/29	35,843	33,283
	Broadcom Inc.	5.000%	4/15/30	37,571	34,626
	Broadcom Inc.	4.150%	11/15/30	20,850	17,937
[4]	Broadcom Inc.	2.450%	2/15/31	23,484	17,684
[4]	Broadcom Inc.	4.150%	4/15/32	1,000	839
	Broadcom Inc.	4.300%	11/15/32	19,810	16,717
[4]	Broadcom Inc.	3.419%	4/15/33	10,000	7,626
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/29	3,170	2,643
[4]	CommScope Inc.	6.000%	3/1/26	1,210	1,170
[4]	CommScope Inc.	7.125%	7/1/28	2,517	2,134
[4]	Condor Merger Sub Inc.	7.375%	2/15/30	3,261	2,701
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	41,177
	DXC Technology Co.	2.375%	9/15/28	15,000	12,406
[4]	Entegris Escrow Corp.	4.750%	4/15/29	24,932	22,263
[4]	Entegris Escrow Corp.	5.950%	6/15/30	5,945	5,432
	Equifax Inc.	3.100%	5/15/30	17,000	13,886
	Fidelity National Information Services Inc.	1.650%	3/1/28	32,250	26,317
	Fidelity National Information Services Inc.	3.750%	5/21/29	3,000	2,675
	Fidelity National Information Services Inc.	2.250%	3/1/31	19,692	15,139
	Fiserv Inc.	4.200%	10/1/28	7,000	6,484
	Fiserv Inc.	3.500%	7/1/29	55,450	48,182
	Fiserv Inc.	2.650%	6/1/30	36,950	29,936
	Global Payments Inc.	3.200%	8/15/29	9,480	7,872
	Global Payments Inc.	2.900%	5/15/30	4,550	3,625
	Global Payments Inc.	2.900%	11/15/31	35,000	26,765
	HP Inc.	4.000%	4/15/29	28,960	25,391
	HP Inc.	3.400%	6/17/30	9,725	7,926
	HP Inc.	2.650%	6/17/31	22,881	16,832
	HP Inc.	4.200%	4/15/32	15,200	12,445
	Intel Corp.	1.600%	8/12/28	20,900	17,249
	Intel Corp.	2.450%	11/15/29	58,413	48,465
	Intel Corp.	3.900%	3/25/30	6,363	5,764
	Intel Corp.	2.000%	8/12/31	9,300	7,107
	Intel Corp.	4.150%	8/5/32	20,200	18,067
	International Business Machines Corp.	4.400%	7/27/32	7,000	6,408
	Juniper Networks Inc.	3.750%	8/15/29	26,827	23,001
	Juniper Networks Inc.	2.000%	12/10/30	15,554	11,267
	KLA Corp.	4.650%	7/15/32	14,510	13,771
	KLA Corp.	5.250%	7/15/62	5,000	4,412
	Mastercard Inc.	2.950%	6/1/29	19,000	16,825
	Mastercard Inc.	3.350%	3/26/30	3,779	3,398
	Microsoft Corp.	2.675%	6/1/60	1,500	906
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	19,106
[4]	MSCI Inc.	3.625%	9/1/30	2,465	2,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NVIDIA Corp.	2.850%	4/1/30	20,000	17,038
	NVIDIA Corp.	2.000%	6/15/31	10,000	7,783
	NXP BV / NXP Funding LLC	5.550%	12/1/28	809	779
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	8,456	7,012
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	22,540
	Oracle Corp.	3.250%	11/15/27	14,885	13,220
	Oracle Corp.	2.300%	3/25/28	34,630	28,929
	Oracle Corp.	2.950%	4/1/30	70,260	57,227
	Oracle Corp.	2.875%	3/25/31	72,257	56,972
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	5,114
	PayPal Holdings Inc.	2.300%	6/1/30	17,000	13,698
	PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,590
	QUALCOMM Inc.	1.300%	5/20/28	36,811	30,133
	QUALCOMM Inc.	2.150%	5/20/30	1,204	988
	QUALCOMM Inc.	1.650%	5/20/32	15,336	11,531
	RELX Capital Inc.	3.000%	5/22/30	8,800	7,335
	Roper Technologies Inc.	2.000%	6/30/30	18,380	13,949
[4]	S&P Global Inc.	2.700%	3/1/29	49,410	42,463
	S&P Global Inc.	2.500%	12/1/29	10,438	8,695
	S&P Global Inc.	1.250%	8/15/30	6,750	5,018
[4]	S&P Global Inc.	2.900%	3/1/32	37,147	30,580
[4]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,530
	salesforce.com Inc.	1.950%	7/15/31	24,040	18,782
[8]	SAP SE	0.125%	5/18/26	1,000	895
	Skyworks Solutions Inc.	3.000%	6/1/31	31,290	23,261
[4]	SS&C Technologies Inc.	5.500%	9/30/27	1,884	1,751
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	11,652
	Teledyne Technologies Inc.	2.250%	4/1/28	34,661	28,743
	Teledyne Technologies Inc.	2.750%	4/1/31	30,107	23,560
	Texas Instruments Inc.	2.250%	9/4/29	2,000	1,684
	Texas Instruments Inc.	1.750%	5/4/30	10,755	8,561
	Texas Instruments Inc.	1.900%	9/15/31	10,000	7,822
	Texas Instruments Inc.	3.650%	8/16/32	13,635	12,222
[4]	TSMC Global Ltd.	4.625%	7/22/32	1,468	1,355
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	20,819
	Visa Inc.	1.100%	2/15/31	10,000	7,466
	VMware Inc.	4.650%	5/15/27	9,800	9,273
	VMware Inc.	3.900%	8/21/27	57,562	52,745
	VMware Inc.	1.800%	8/15/28	41,394	32,693
	VMware Inc.	4.700%	5/15/30	40,665	36,430
	Workday Inc.	3.700%	4/1/29	18,140	16,166
	Workday Inc.	3.800%	4/1/32	1,000	855
					1,713,585
Utilities (6.4%)
	AEP Transmission Co. LLC	3.650%	4/1/50	3,280	2,304
[10]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,704
[6,10]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	3.900%	1/8/26	22,260	14,021
	Alabama Power Co.	3.050%	3/15/32	3,300	2,767
	Alabama Power Co.	3.940%	9/1/32	25,000	22,342
	Ameren Corp.	1.750%	3/15/28	20,321	16,654
	Ameren Corp.	3.500%	1/15/31	20,245	17,209
	Ameren Illinois Co.	1.550%	11/15/30	9,785	7,427
	Ameren Illinois Co.	3.850%	9/1/32	30,000	26,723
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,347
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,625
	Appalachian Power Co.	4.500%	8/1/32	22,030	19,721
	Baltimore Gas and Electric Co.	4.550%	6/1/52	4,610	3,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	25,632	22,993
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	5,000	3,744
[4]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	3,450	2,843
[4]	Calpine Corp.	5.125%	3/15/28	3,930	3,497
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	7,953
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	10,024
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	34,721
	CenterPoint Energy Inc.	4.250%	11/1/28	7,193	6,490
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	9,414
	CenterPoint Energy Inc.	2.650%	6/1/31	19,800	15,704
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	6,854
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,612
[7]	Centrica plc	4.375%	3/13/29	4,100	4,205
	CMS Energy Corp.	4.750%	6/1/50	15,000	12,406
	Comision Federal de Electricidad	4.688%	5/15/29	6,658	5,639
[4]	Comision Federal de Electricidad	3.875%	7/26/33	7,250	5,210
	Comision Federal de Electricidad	3.875%	7/26/33	472	340
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	10,012
	Connecticut Light and Power Co.	2.050%	7/1/31	3,000	2,345
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	8,674
	Consumers Energy Co.	3.600%	8/15/32	4,430	3,895
	Consumers Energy Co.	4.200%	9/1/52	4,690	3,737
[10]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	19,045
	Dominion Energy Inc.	3.375%	4/1/30	45,450	38,990
	Dominion Energy Inc.	2.250%	8/15/31	5,000	3,861
	Dominion Energy Inc.	4.350%	8/15/32	35,000	31,588
	Dominion Energy Inc.	4.850%	8/15/52	5,000	4,109
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	11,291	8,815
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,470	3,671
	DTE Electric Co.	2.250%	3/1/30	24,694	20,126
	DTE Electric Co.	2.625%	3/1/31	11,500	9,433
	DTE Electric Co.	3.000%	3/1/32	12,237	10,158
	DTE Electric Co.	2.950%	3/1/50	6,539	4,173
	DTE Energy Co.	3.400%	6/15/29	25,883	22,396
	DTE Energy Co.	2.950%	3/1/30	13,783	11,476
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,378	14,327
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	9,520
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	20,760
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	5,839
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	6,749
	Duke Energy Carolinas LLC	3.200%	8/15/49	5,000	3,294
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	2,253	1,977
	Duke Energy Corp.	4.300%	3/15/28	8,335	7,836
[8]	Duke Energy Corp.	3.100%	6/15/28	10,894	10,014
	Duke Energy Corp.	2.450%	6/1/30	17,000	13,591
	Duke Energy Corp.	2.550%	6/15/31	20,000	15,666
	Duke Energy Corp.	4.500%	8/15/32	40,000	36,150
[8]	Duke Energy Corp.	3.850%	6/15/34	1,300	1,139
	Duke Energy Corp.	5.000%	8/15/52	5,000	4,130
	Duke Energy Florida LLC	2.500%	12/1/29	25,380	21,123
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	26,777
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	7,854
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	9,196
	Duke Energy Progress LLC	3.700%	9/1/28	6,446	5,937
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	3,786
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	9,541
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	12,841
	Edison International	5.750%	6/15/27	9,000	8,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison International	4.125%	3/15/28	2,000	1,782
[4]	Electricite de France SA	4.500%	9/21/28	5,000	4,523
[8]	Enel Finance International NV	0.375%	5/28/29	4,900	3,648
[8]	Engie SA	2.000%	9/28/37	3,600	2,515
	Entergy Corp.	1.900%	6/15/28	11,000	8,988
	Entergy Corp.	2.800%	6/15/30	16,000	12,845
	Entergy Corp.	2.400%	6/15/31	11,000	8,347
	Entergy Louisiana LLC	3.250%	4/1/28	8,150	7,240
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	3,733
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	4,937
	Entergy Texas Inc.	4.000%	3/30/29	3,129	2,856
	Entergy Texas Inc.	1.750%	3/15/31	5,000	3,729
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,619
	Evergy Inc.	2.900%	9/15/29	23,000	18,985
	Eversource Energy	1.650%	8/15/30	16,165	12,127
	Eversource Energy	2.550%	3/15/31	8,610	6,812
	Eversource Energy	3.375%	3/1/32	25,000	20,878
	Exelon Corp.	4.050%	4/15/30	45,000	40,525
[4]	Exelon Corp.	3.350%	3/15/32	28,000	23,277
	FirstEnergy Corp.	2.650%	3/1/30	20,526	16,605
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,079
	Florida Power & Light Co.	2.450%	2/3/32	22,500	18,131
	ITC Holdings Corp.	3.350%	11/15/27	18,745	16,900
[8]	National Grid plc	2.179%	6/30/26	4,500	4,154
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,680	10,669
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	13,055	12,024
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	28,686
	Nevada Power Co.	2.400%	5/1/30	11,640	9,440
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	31,000	25,627
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,191	7,249
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	20,943
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,000	27,789
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	12,274
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	15,630	14,864
	NiSource Inc.	2.950%	9/1/29	5,136	4,295
	NRG Energy Inc.	6.625%	1/15/27	471	471
	NSTAR Electric Co.	3.950%	4/1/30	6,616	6,075
	NSTAR Electric Co.	1.950%	8/15/31	850	653
	NTPC Ltd.	4.250%	2/26/26	3,500	3,325
	Ohio Power Co.	1.625%	1/15/31	18,491	13,742
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	19,790
	Pacific Gas and Electric Co.	2.100%	8/1/27	14,960	12,291
	Pacific Gas and Electric Co.	3.300%	12/1/27	23,191	19,691
	Pacific Gas and Electric Co.	3.000%	6/15/28	70,397	58,127
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	50,149
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,357	15,845
	PacifiCorp	3.500%	6/15/29	19,585	17,405
	PacifiCorp	2.700%	9/15/30	13,815	11,370
	PECO Energy Co.	4.600%	5/15/52	1,500	1,269
	PECO Energy Co.	4.375%	8/15/52	5,000	4,089
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,205	2,085
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	3,422
[4,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	9,614
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	10,000	8,873
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	3,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	1.900%	1/15/31	300	235
	Public Service Co. of Colorado	1.875%	6/15/31	6,400	4,933
	Public Service Co. of Colorado	4.100%	6/1/32	5,500	5,020
	Public Service Electric and Gas Co.	3.200%	5/15/29	17,458	15,489
	Public Service Electric and Gas Co.	2.450%	1/15/30	10,900	9,083
	Public Service Electric and Gas Co.	1.900%	8/15/31	12,000	9,229
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	39,825
	Public Service Enterprise Group Inc.	2.450%	11/15/31	5,000	3,834
[8]	RWE AG	2.125%	5/24/26	4,600	4,291
[8]	RWE AG	2.750%	5/24/30	4,400	3,901
	Sempra Energy	3.700%	4/1/29	20,000	17,645
	Southern California Edison Co.	4.200%	3/1/29	9,000	8,286
	Southern California Edison Co.	2.250%	6/1/30	10,000	7,880
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,285
	Southern California Edison Co.	2.750%	2/1/32	7,000	5,517
	Southern California Gas Co.	2.550%	2/1/30	5,790	4,787
	Southern Co.	1.750%	3/15/28	961	787
	Southern Co.	3.700%	4/30/30	2,415	2,111
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	7,946
	Southwestern Electric Power Co.	4.100%	9/15/28	26,793	24,549
	Union Electric Co.	3.500%	3/15/29	8,552	7,693
	Union Electric Co.	2.950%	3/15/30	18,000	15,421
	Virginia Electric and Power Co.	3.800%	4/1/28	6,850	6,378
	Virginia Electric and Power Co.	2.300%	11/15/31	3,000	2,356
	Virginia Electric and Power Co.	2.400%	3/30/32	8,000	6,292
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,282
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,686
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	995	918
	WEC Energy Group Inc.	1.375%	10/15/27	35,195	28,890
	WEC Energy Group Inc.	2.200%	12/15/28	10,000	8,206
	WEC Energy Group Inc.	1.800%	10/15/30	8,290	6,273
	Wisconsin Electric Power Co.	4.750%	9/30/32	21,000	20,006
	Xcel Energy Inc.	4.000%	6/15/28	10,000	9,320
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,118
	Xcel Energy Inc.	3.400%	6/1/30	20,000	17,235
	Xcel Energy Inc.	2.350%	11/15/31	21,000	16,144
	Xcel Energy Inc.	4.600%	6/1/32	12,000	11,066
					1,806,840
Total Corporate Bonds (Cost $28,309,884)					23,670,752
Floating Rate Loan Interests (0.1%)
[6]	AAdvantage Loyalty IP Ltd. Term Loan, 3M USD LIBOR + 4.750%	8.993%	4/20/28	890	880
[6]	Axalta Coating Systems US Holdings Inc. Term Loan B-3, 3M USD LIBOR + 1.750%	5.424%	6/1/24	1,551	1,532
[6]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 5.250%	8.624%	2/1/27	2,966	2,212
[6]	CDK Global Inc. Term Loan B, TSFR3M + 4.500%	8.112%	7/6/29	1,035	1,012
[6]	Clark Equipment Co. Term Loan B, TSFR3M + 2.500%	6.153%	4/20/29	416	408
[6]	DaVita Inc. Term Loan B, 1M USD LIBOR +1.750%	5.623%	8/12/26	1,985	1,910
[6]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	8.754%	8/2/27	2,719	2,579
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	7.653%	7/21/28	2,848	2,674
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	7.653%	7/21/28	198	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Hilton Worldwide Finance LLC Term Loan B-2, 1M USD LIBOR + 1.750%	5.336%	6/22/26	1,045	1,026
[6]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	6.870%	3/1/29	1,072	975
[6]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	7.004%	10/23/28	1,313	1,205
[6]	SBA Senior Finance II LLC. Term Loan B, 1M USD LIBOR + 1.750%	5.510%	4/11/25	155	153
[6]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	5.674%	11/5/28	11,145	11,001
[6]	SkyMiles IP Ltd. Term Loan B, 3M USD LIBOR + 3.750%	7.993%	10/20/27	905	912
[6]	Southwestern Energy Co. Term Loan, TSFR3M + 2.500%	6.203%	6/22/27	824	810
[6]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	6.079%	3/22/29	628	615
[6]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	6.079%	3/22/29	946	927
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	5.504%	5/30/25	1,434	1,423
Total Floating Rate Loan Interests (Cost $33,549)					32,440
Sovereign Bonds (3.2%)
[4]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	556
[4]	CDP Financial Inc.	3.150%	7/24/24	8,000	7,785
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	3,226	3,059
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	6,668
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,136	1,135
	Dominican Republic	5.950%	1/25/27	2,360	2,205
[4]	Dominican Republic	5.500%	2/22/29	46,390	40,731
	Dominican Republic	5.500%	2/22/29	11,740	10,253
	Dominican Republic	4.500%	1/30/30	6,950	5,563
	Export-Import Bank of India	3.875%	3/12/24	3,900	3,809
[4]	Export-Import Bank of India	3.875%	2/1/28	9,675	8,597
	Export-Import Bank of India	3.875%	2/1/28	10,000	8,886
[4]	Fondo MIVIVIENDA SA	4.625%	4/12/27	8,829	8,142
	Government of Bermuda	4.750%	2/15/29	12,860	12,223
[4]	Government of Bermuda	4.750%	2/15/29	6,000	5,731
[4]	Government of Bermuda	5.000%	7/15/32	28,000	25,844
[4,8]	Kingdom of Morocco	2.000%	9/30/30	28,190	20,131
	Kingdom of Saudi Arabia	5.500%	10/25/32	39,384	39,931
[13]	Mexican Bonos	7.750%	5/29/31	700,000	31,268
[13]	Mexican Bonos	10.000%	11/20/36	783,860	39,968
[13]	Mexican Bonos	7.750%	11/13/42	775,000	31,689
[8]	North Macedonia	2.750%	1/18/25	1,795	1,607
[4,8]	North Macedonia	1.625%	3/10/28	192	142
	Panama Bonos del Tesoro	3.362%	6/30/31	37,549	30,370
	Republic of Chile	2.750%	1/31/27	1,986	1,790
	Republic of Colombia	4.500%	1/28/26	30,168	27,147
	Republic of Hungary	5.375%	2/21/23	17,268	17,259
	Republic of Hungary	5.750%	11/22/23	22,042	22,000
[8]	Republic of Hungary	1.125%	4/28/26	11,200	9,641
[4]	Republic of Hungary	5.250%	6/16/29	7,540	6,950
[4]	Republic of Hungary	2.125%	9/22/31	12,824	9,189
	Republic of Indonesia	3.500%	1/11/28	25,000	22,841
	Republic of Indonesia	3.550%	3/31/32	9,640	8,266
	Republic of Indonesia	4.650%	9/20/32	26,320	24,299
[8]	Republic of Korea	0.000%	10/15/26	9,000	7,880
	Republic of Panama	4.000%	9/22/24	960	931
	Republic of Panama	8.125%	4/28/34	9,236	11,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Panama	4.500%	4/16/50	350	239
[5]	Republic of Panama	3.870%	7/23/60	15,221	8,805
	Republic of Peru	7.350%	7/21/25	6,274	6,532
	Republic of Peru	2.392%	1/23/26	3,424	3,093
	Republic of Peru	2.844%	6/20/30	8,416	6,829
	Republic of Peru	3.000%	1/15/34	7,050	5,272
	Republic of Philippines	5.170%	10/13/27	19,800	19,735
	Republic of Philippines	5.609%	4/13/33	27,950	27,908
[8]	Republic of Philippines	1.750%	4/28/41	869	496
[8]	Republic of Serbia	3.125%	5/15/27	48,031	40,356
	Republic of South Africa	4.300%	10/12/28	20,000	17,088
	Republic of South Africa	4.850%	9/30/29	20,000	16,979
	Republic of South Africa	5.750%	9/30/49	6,600	4,393
[4]	Republic of Uzbekistan	3.900%	10/19/31	13,567	9,633
	Romania	4.375%	8/22/23	1,000	994
[4]	Romania	5.250%	11/25/27	16,379	15,016
	Romania	5.250%	11/25/27	6,746	6,205
[4,8]	Romania	6.625%	9/27/29	9,450	8,910
[4,8]	Romania	1.750%	7/13/30	19,120	12,673
[8]	Romania	1.750%	7/13/30	9,040	5,992
[4,8]	Romania	2.000%	4/14/33	11,954	7,165
[4]	Romania	6.000%	5/25/34	7,333	6,209
[4,8]	Romania	2.750%	4/14/41	5,410	2,784
[8]	Romania	2.750%	4/14/41	3,506	1,804
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	15,057	13,666
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	9,643
	State of Israel	4.500%	4/3/20	8,277	6,276
[7]	United Kingdom Gilt	2.750%	9/7/24	8,959	10,165
	United Mexican States	4.500%	4/22/29	61,429	57,187
	United Mexican States	4.875%	5/19/33	12,050	10,647
	United Mexican States	4.400%	2/12/52	35,320	24,231
	United Mexican States	5.750%	10/12/10	2,940	2,245
[4]	Uzbekneftegaz JSC	4.750%	11/16/28	18,889	14,103
Total Sovereign Bonds (Cost $1,041,054)					898,852
Taxable Municipal Bonds (0.1%)
[14]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	10,675	11,350
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.125%	2/1/24	1,500	1,503
	New York State Dormitory Authority Lease Revenue	3.892%	12/1/24	2,000	1,965
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	363
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,890	3,659
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	2,000	2,031
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	6,045	5,746
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	4,290	4,377
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	8,550	6,171
Total Taxable Municipal Bonds (Cost $41,856)					37,165

			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[15]	Vanguard Market Liquidity Fund (Cost $209,642)		3.117%		2,097,051	209,663
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	317,328	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	318,214	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	316,703	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	316,703	—
						—

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Purchased, Pay 1.000% Quarterly	GSI	11/16/22	1.000%	118,540	30
Total Options Purchased (Cost $5,979)					30
Total Investments (99.8%) (Cost $33,669,350)					28,400,224
Other Assets and Liabilities—Net (0.2%)					44,626
Net Assets (100%)					28,444,850
Cost is in $000.
1	Securities with a value of $6,699,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $39,460,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $34,915,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $1,970,870,000, representing 6.9% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in British pounds.
8	Face amount denominated in euro.
9	Guaranteed by the Republic of Azerbaijan.
10	Face amount denominated in Australian dollars.
11	Non-income-producing security—security in default.
12	Security value determined using significant unobservable inputs.
13	Face amount denominated in Mexican pesos.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions

Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/16/22	1.400%	118,540	(1)
Total Options Written (Premiums Received $130)					(1)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2022	4,285	456,754	(543)
10-Year U.S. Treasury Note	December 2022	11,587	1,281,450	(46,518)
Ultra 10-Year U.S. Treasury Note	December 2022	1,650	191,374	8
				(47,053)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2022	(978)	(199,886)	1,272
10-Year Japanese Government Bond	December 2022	(80)	(80,040)	(159)
AUD 3-Year Treasury Bond	December 2022	(1,078)	(74,149)	158
AUD 10-Year Treasury Bond	December 2022	(684)	(51,838)	540
Euro-Bobl	December 2022	(1,179)	(139,433)	3,558
Euro-Bund	December 2022	(591)	(80,857)	4,110
Euro-Buxl	December 2022	(94)	(13,397)	1,680
Euro-Schatz	December 2022	(252)	(26,631)	133
Long Gilt	December 2022	(277)	(32,443)	968
Long U.S. Treasury Bond	December 2022	(997)	(120,139)	9,610
Ultra Long U.S. Treasury Bond	December 2022	(1,870)	(238,717)	32,077
				53,947
				6,894

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Credit Agricole CIB	11/2/22	AUD	234,989	USD	150,934	—	(615)
JPMorgan Chase Bank, N.A.	12/14/22	AUD	4,407	USD	2,819	4	—
State Street Bank & Trust Co.	11/2/22	AUD	4,351	USD	2,749	34	—
State Street Bank & Trust Co.	11/2/22	AUD	2,973	USD	1,920	—	(18)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of New York	11/2/22	AUD	2,311	USD	1,513	—	(34)
Credit Agricole CIB	11/2/22	AUD	2,328	USD	1,474	15	—
Toronto-Dominion Bank	11/2/22	AUD	2,266	USD	1,429	20	—
Bank of Montreal	11/2/22	CAD	3	USD	2	—	—
BNP Paribas	12/7/22	CAD	3	USD	2	—	—
Bank of America, N.A.	11/2/22	EUR	179,494	USD	178,543	—	(1,134)
Bank of America, N.A.	11/2/22	EUR	9,053	USD	8,871	77	—
State Street Bank & Trust Co.	11/2/22	EUR	8,233	USD	8,004	133	—
JPMorgan Chase Bank, N.A.	11/2/22	EUR	7,780	USD	7,638	53	—
JPMorgan Chase Bank, N.A.	11/2/22	EUR	4,106	USD	4,120	—	(62)
JPMorgan Chase Bank, N.A.	12/13/22	EUR	3,958	USD	3,996	—	(71)
Credit Agricole CIB	11/2/22	EUR	3,202	USD	3,107	58	—
Standard Chartered Bank	11/2/22	EUR	1,914	USD	1,859	33	—
Standard Chartered Bank	11/2/22	GBP	12,567	USD	14,264	149	—
Royal Bank of Canada	11/2/22	GBP	7,910	USD	8,468	603	—
BNP Paribas	11/2/22	GBP	2,583	USD	2,903	60	—
Standard Chartered Bank	12/13/22	GBP	2,236	USD	2,591	—	(23)
JPMorgan Chase Bank, N.A.	11/2/22	GBP	1,877	USD	2,128	24	—
Royal Bank of Canada	11/2/22	JPY	52,304	USD	357	—	(5)
Morgan Stanley Capital Services Inc.	11/3/22	MXN	2,359,102	USD	118,449	555	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	325,829	AUD	484,207	16,089	—
Credit Agricole CIB	12/13/22	USD	151,099	AUD	234,989	579	—
Citibank, N.A.	12/13/22	USD	75,112	AUD	117,495	—	(148)
Royal Bank of Canada	12/13/22	USD	75,031	AUD	117,495	—	(229)
Bank of Montreal	12/13/22	USD	1,082	AUD	1,692	—	(2)
State Street Bank & Trust Co.	12/13/22	USD	1,040	AUD	1,603	13	—
BNP Paribas	11/2/22	USD	2	CAD	3	—	—
State Street Bank & Trust Co.	11/2/22	USD	339,792	EUR	338,957	4,772	—
State Street Bank & Trust Co.	12/13/22	USD	171,327	EUR	171,203	1,533	—
Bank of America, N.A.	12/13/22	USD	166,711	EUR	167,064	1,022	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	11,642	EUR	11,857	—	(78)
Bank of America, N.A.	11/2/22	USD	10,707	EUR	10,926	—	(92)
Morgan Stanley Capital Services Inc.	11/2/22	USD	7,017	EUR	7,046	52	—
State Street Bank & Trust Co.	11/2/22	USD	6,489	EUR	6,627	—	(60)
Standard Chartered Bank	12/13/22	USD	2,874	EUR	2,875	23	—
Toronto-Dominion Bank	11/2/22	USD	2,333	EUR	2,384	—	(24)
Citibank, N.A.	11/2/22	USD	1,499	EUR	1,493	23	—
State Street Bank & Trust Co.	12/14/22	USD	1,485	EUR	1,487	10	—
Credit Agricole CIB	12/14/22	USD	1,320	EUR	1,320	10	—
Bank of America, N.A.	11/2/22	USD	814	EUR	815	8	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	716	EUR	737	—	(13)
State Street Bank & Trust Co.	12/13/22	USD	109,573	GBP	94,986	482	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	11/2/22	USD	57,307	GBP	49,792	203	—
State Street Bank & Trust Co.	11/2/22	USD	57,114	GBP	49,593	238	—
Standard Chartered Bank	11/2/22	USD	8,649	GBP	8,118	—	(662)
State Street Bank & Trust Co.	11/2/22	USD	8,852	GBP	7,859	—	(160)
Bank of America, N.A.	11/2/22	USD	2,652	GBP	2,426	—	(131)
State Street Bank & Trust Co.	12/14/22	USD	2,524	GBP	2,195	2	—
HSBC Bank plc	11/2/22	USD	2,436	GBP	2,136	—	(14)
Royal Bank of Canada	12/13/22	USD	358	JPY	52,304	5	—
UBS AG	11/2/22	USD	160	JPY	23,200	4	—
Royal Bank of Canada	11/2/22	USD	118	JPY	16,800	5	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	82	JPY	11,841	3	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	3	JPY	464	—	—
Morgan Stanley Capital Services Inc.	12/13/22	USD	117,581	MXN	2,359,102	—	(541)
State Street Bank & Trust Co.	11/3/22	USD	116,727	MXN	2,359,102	—	(2,277)
HSBC Bank plc	11/2/22	USD	1,329	ZAR	23,961	25	—
Morgan Stanley Capital Services Inc.	11/2/22	ZAR	23,961	USD	1,367	—	(62)
HSBC Bank plc	12/13/22	ZAR	23,961	USD	1,325	—	(25)
						26,919	(6,480)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S39-V1	12/21/27	USD	1,357,475	1.000	7,849	11,345

Credit Protection Purchased
CDX-NA-HY-S37-V2	12/22/26	USD	18,325	(5.000)	(481)	1,254
					7,368	12,599
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	(63)	7	—	(70)
America Movil SAB de CV/Baa1	12/21/22	BARC	15,000	1.000	31	(4)	35	—
American Express Co./A2	12/23/25	GSI	1,630	1.000	31	34	—	(3)
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	18	15	3	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	7,605	1.000	19	4	15	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	367	246	121	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	177	115	62	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	(19)	(6)	—	(13)
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	42	38	4	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	26	30	—	(4)
Credit Suisse Group Funding Guernsey Ltd./WR	6/22/27	JPMC	4,900[2]	1.000	(297)	(55)	—	(242)
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	29	24	5	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	29	30	—	(1)
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	6	20	—	(14)
Enbridge Inc./Baa1	12/23/25	GSI	1,630	1.000	15	18	—	(3)
Federation of Malaysia/A3	12/21/27	MSCS	2,610	1.000	(4)	(17)	13	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	9	6	3	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	(24)	(1)	—	(23)
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	28	31	—	(3)
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	22	24	—	(2)
Lincoln National Corp./Baa1	12/23/25	GSI	1,630	1.000	8	13	—	(5)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	31	31	—	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	24	9	15	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	42	37	5	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	285	7	278	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	22	23	—	(1)
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	32	28	4	—
Panama Government International Bond/Baa2	12/21/27	BARC	5,200	1.000	(141)	(180)	39	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	22	23	—	(1)
Republic of Chile/A2	12/21/27	BARC	21,500	1.000	(476)	(457)	—	(19)
Republic of Chile/A2	12/21/27	BARC	11,400	1.000	(253)	(255)	2	—
Republic of Chile/A2	12/21/27	CITNA	5,895	1.000	(131)	(147)	16	—
Republic of Chile/A2	12/21/27	JPMC	18,080	1.000	(400)	(480)	80	—
Republic of Chile/A2	12/21/27	MSCS	50,765	1.000	(1,125)	(1,129)	4	—
Republic of Indonesia/Baa2	12/21/27	GSI	48,090	1.000	(764)	(498)	—	(266)
Republic of Indonesia/Baa2	12/21/27	GSI	46,500	1.000	(739)	(1,133)	394	—
Republic of Indonesia/Baa2	12/21/27	JPMC	20,850	1.000	(331)	(521)	190	—
Republic of Philippines/Baa2	12/21/27	BARC	1,470	1.000	(17)	(25)	8	—
Republic of Philippines/Baa2	12/21/27	GSI	29,530	1.000	(325)	(100)	—	(225)
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	11	14	—	(3)
United Mexican States/Baa2	12/21/27	GSI	55,515	1.000	(1,452)	(1,787)	335	—
United Mexican States/Baa2	12/21/27	MSCS	54,660	1.000	(1,431)	(2,279)	848	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	35	33	2	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Verizon Communications Inc./Baa1	12/21/22	GSI	15,585	1.000	24	7	17	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	(3)	23	—	(26)
					(6,610)	(8,184)	2,498	(924)

Credit Protection Purchased
Deutsche Bank AG	12/21/22	JPMC	9,115	(1.000)	(11)	(1)	—	(10)
Standard Chartered plc	12/21/27	JPMC	10,200[2]	(1.000)	167	83	84	—
					156	82	84	(10)
					(6,454)	(8,102)	2,582	(934)
1	Periodic premium received/paid quarterly.
2	Notional amount denominated in euro.
BARC—Barclays Bank plc.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $12,541,000 and cash of $970,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2022, counterparties had deposited in segregated accounts securities with a value of $4,658,000 and cash of $13,200 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.

F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,801,984	—	2,801,984
Asset-Backed/Commercial Mortgage-Backed Securities	—	749,338	—	749,338
Corporate Bonds	—	23,670,749	3	23,670,752
Floating Rate Loan Interests	—	32,440	—	32,440
Sovereign Bonds	—	898,852	—	898,852
Taxable Municipal Bonds	—	37,165	—	37,165
Temporary Cash Investments	209,663	—	—	209,663
Options Purchased	—	30	—	30
Total	209,663	28,190,558	3	28,400,224
Derivative Financial Instruments
Assets
Futures Contracts[1]	54,114	—	—	54,114
Forward Currency Contracts	—	26,919	—	26,919
Swap Contracts	12,599[1]	2,582	—	15,181
Total	66,713	29,501	—	96,214
Liabilities
Options Written	—	1	—	1
Futures Contracts[1]	47,220	—	—	47,220
Forward Currency Contracts	—	6,480	—	6,480
Swap Contracts	—	934	—	934
Total	47,220	7,415	—	54,635
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.